Exhibit 99.17

Seller Loan ID	Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
102256989	300716366	baafb0e8-3f08-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application not provided for both borrowers.	02/07/2018: Initial 4506T	02/07/2018: Audit reviewed e-signed 4506-T at application, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 104 months reserves

102256989	300716366	f21e9d9d-2208-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		02/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 104 months reserves

102259355	300710854	6dd699b2-350c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final CD or Alt A Settlement Statement from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provide. Additional conditions may apply.	02/12/2018: CD from sale of Previous property
02/12/2018: Audit reviewed executed CD for departing residence, and has determined that sufficient evidence was provided to verify net proceeds for reserves. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102259355	300710854	6e329eb3-370c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees,” "Processing Fee," and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	02/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102259355	300710854	7169743c-380c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102259355	300710854	1236d1a2-2520-4bb1-9896-568e850972e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Title services in section C of the final Closing Disclosure should be broken out in to the actual services. Provided corrected CD and LOE to the borrower.		02/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102259355	300710854	6b954196-360c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE dated XX/XX/XXXX in the loan file. The tracking disclosure reflects a LE was sent to the borrower and received XX/XX/XXXX; however the LE is missing from the loan file.	02/12/2018: LE	02/12/2018: Audit reviewed LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102259355	300710854	2d34228c-380c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/15/2018: XXXX02/12/2018: CDA
02/15/2018: A review appraisal provided in lieu of CDA reflecting a value of $X,XXX,XXX which is a X.XXXX% variance. Variance within acceptable tolerance. Condition Cleared. 02/12/2018: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years in Primary Residence UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.15%

102494172	300752984	78a2f5e5-6f28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 705 < 720 the minimum credit score required per lender guidelines.	03/19/2018: Please clear. this is a high balance loan and the AUS is used to approve this loan.	03/27/2018: Upon further review, exception cleared.
 LTV is lower than guideline maximum Guides maximum LTV of 80%, loan qualified with LTV of 64.60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.61%

102494172	300752984	aaf947c2-6f28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Cash Reserves	X mos < X mos required, per lender. Assets verified of $X.XX, which is not sufficient for the subject and additional financed properties.	03/19/2018: Assets attached.	03/27/2018: Lender provided asset documentation. Exception cleared.
 LTV is lower than guideline maximum Guides maximum LTV of 80%, loan qualified with LTV of 64.60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.61%

102494172	300752984	bb7ee081-9a7a-4153-a05a-65e1f3659095	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Exception s deemed non-material with a final grade of a "B."
 LTV is lower than guideline maximum Guides maximum LTV of 80%, loan qualified with LTV of 64.60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.61%

102494172	300752984	0f8e4a89-12a3-4380-b125-c2d89fdd655e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		Exception s deemed non-material with a final grade of a "B."
 LTV is lower than guideline maximum Guides maximum LTV of 80%, loan qualified with LTV of 64.60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.61%

102494172	300752984	82b22ba6-5129-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	The Third LE in file increased the section B subordination fee by an extra $XXX with no valid reason for the increase. Therefore a lender cure for this increase of $XXX is due to the borrower.
04/04/2018: Please see attachment.03/29/2018: Why is the COC not valid? Borrower requested to have the 2nd subordinated, so XX should not be responsible for additional fee the other Bank is charging for this. 03/21/2018: Please see attachment.

04/05/2018: Lender provided revised CD, letter of explanation, copy of refund check and proof of delivery to the borrower. Non Material per SFIG guidance. Loan will be graded B for all agencies.04/02/2018: Pending proof of when Lender received invoice for subordination agreement. Upon receipt condition will be cleared. 03/30/2018: Lender provided response "Why is the COC not valid? Borrower requested to have the 2nd subordinated, so XX should not be responsible for additional fee the other Bank is charging for this", However the Subordination increased $XXX.XX from initial LE and there is not a valid change of circumstance.  Exception remains.03/27/2018: Lender provided a change of circumstance form; however, it did not reflect a valid change of circumstance.  Exception remains.

 LTV is lower than guideline maximum Guides maximum LTV of 80%, loan qualified with LTV of 64.60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.61%

110032208	300646580	0fbc1818-454a-45ec-9be4-3187aa02e210	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		10/24/2017:Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; Years in Field Borrower has 9 years in Field. ; Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

110043306	300638031	5a87c1ae-4792-4957-91cd-2bb71be36564	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	The affiliated business disclosure in the file is not executed.	10/20/2017: Hi, please see attached. thank you,	10/20/2017: Audit reviewed e-signed initial Affiliated Business Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW requires 12 months reserves. loan qualifies with 23 months reserves. ; No Mortgage Lates UW Guidelines require 0x30 for the most recent 24 months mortgage history. loan qualifies with 0x30 in the most recent 99 months reporting on the credit report. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies wiht a FICO of 775

110043306	300638031	c74db502-fab3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home warranty Fee in section H of the final Closing Disclosure is missing the name of service provided. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW requires 12 months reserves. loan qualifies with 23 months reserves. ; No Mortgage Lates UW Guidelines require 0x30 for the most recent 24 months mortgage history. loan qualifies with 0x30 in the most recent 99 months reporting on the credit report. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies wiht a FICO of 775

110043306	300638031	fdc3463f-a8b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The subject property is on a disaster area and a Property Condition Report was not provided.	10/20/2017: PDI	10/20/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
 Reserves are higher than guideline minimum UW requires 12 months reserves. loan qualifies with 23 months reserves. ; No Mortgage Lates UW Guidelines require 0x30 for the most recent 24 months mortgage history. loan qualifies with 0x30 in the most recent 99 months reporting on the credit report. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 680, loan qualifies wiht a FICO of 775

110048756	300657127	11558b27-872c-44b9-9a58-944db1227e11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXXX resulting in a $XXX refund due for cure.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																Hi, this was caught at consummation. please see attached fcd (see section J),loe to borrower and certification of delivery method. thank you	12/22/2017: Received post consummation closing disclosure reflecting tolerance cure and explanation letter. Condition cleared. Loan will be rated a B.
110048756	300657127	bf9c0084-906a-40c9-b9c8-5679bb08c0c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Courier fee, Title - DEOC fee, Title - Lender's Title Insurance, Title - Settlement Closing fee, Title - Signing fee and Title - Wire fee are reflected in section B .  The borrower selected their own service provider.  Those fees should be reflected in section C.  Provided corrected CD and LOE to the Borrower.
																	12/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
110048756	300657127	ca9eea2b-d4e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.
12/22/2017: An appraisal review provided, in lieu of CDA, reflecting a value of $XXXXXXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.12/21/2017:  Received Appraisal review in Lender's name.  Client will provide a CDA in their name.  Condition remains.12/21/2017:  Received Appraisal review in Lender's name.  Pending CDA report from Client.  Condition remains.

110048756	300657127	5d21b770-95e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	12/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
110052713	300670448	13008065-c95c-4852-b45c-2b95e83a9488	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require form H-8.	Hi, please see attached. Error was caught at funding and corrected. Thank you	12/13/2017: Received Right to Cancel form H-8 for each borrower. Condition cleared.
110052713	300670448	e9b55f9c-51df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	12/12/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
110059836	300728454	b5a8d769-4f12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history
Guidelines require Option 1: 3 open trade lines; 1 trade line open and active for 24 months, then a  Non-traditional Mortgage Credit Report may be used on a case by case basis.  The Co--Borrower did not meet the minimum active tradelines.
																Lender exception 02/01/2018 page 856.	02/15/2018: Exception approval in file, granted XX/XX/XXXXX.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves

110059836	300728454	491a9939-7112-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
																	Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves

110059836	300728454	784873a2-66e9-4154-aeac-d9a7f2731565	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/15/2018 Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves

110060121	300726346	a48e1081-2110-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history	Co-borrower does not meet trade line requirement per lender's guidelines.		2/13/2018: Lender exception included in loan file
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736; Years in Field Borrower has 18 years in Field

110060121	300726346	81f5ddd5-2110-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of hazard insurance for REO property. Mortgage Statement provided does not confirm if hazard insurance is included in escrow.
02/15/2018: Hi, The additional REO has an escrow amount of $XXX.XX/month and the annual taxes per the statement included are only $XXX.XX/month. additional information is not needed to show that the escrow payment includes insurance. thank you

02/15/2018: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736; Years in Field Borrower has 18 years in Field

110060121	300726346	a826d002-2310-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Missing borrower's executed business returns. Business returns in file have not been signed by the borrower.	02/15/2018: Hi, please see attached. thank you,
02/15/2018: Audit reviewed executed XXXX 1065 Partnership Returns, and has determined that documentation submitted is deemed acceptable. Business start up in XXXX, therefore no XXXX 1065 Returns are applicable. QM requirements have been met. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736; Years in Field Borrower has 18 years in Field

110060603	300727769	e121a60a-190c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Evidence of closure of revolving debts is missing from the loan file. Additional conditions may apply.	02/12/2018: hi, please see attached closure letter. account is also showing on cd and final settlement statement. thank you
02/12/2018: Audit reviewed executed letter with regards to the revolving account, and has determined that sufficient evidence was provided to verify payoff and closure of the revolving account paid at closing. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years Self Employed Borrower has 22 years Self Employed

110060603	300727769	19f38740-820b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years Self Employed Borrower has 22 years Self Employed

110060603	300727769	e0f2e851-820b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Review Fee of $XXX.XX and no Appraisal Re-Inspection fee with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Review Fee of $XXX.XX and Appraisal Re-Inspection fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/07/2018: A REPSA Appraisal Review fee and Re-Inspection fee charge cure of $XXX on the funding CD. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years Self Employed Borrower has 22 years Self Employed

1217102328	300616159	cb90b23d-0410-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	Requesting condition be cleared. Legal description matches title work and appraisal. Mortgage is attached to property via legal description.	02/21/2018: Audit reviewed Lender's rebuttal and original loan file. There are no APN#s on title or mortgage, Exhibit A. Condition rescinded.
 Years in Field Borrower has 25 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.80 months reserves

1217102328	300616159	786b2484-115a-40ca-85ee-9916145fa1c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $X,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																	02/21/2018: Received evidence of Lender's PAR rate. Points are bona fide and threshold is within tolerance. Condition cleared.
 Years in Field Borrower has 25 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.80 months reserves

1217124970	300665127	bcf18f06-c2f3-4f56-8e46-184849d73d8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		11/13/2017: This finding is not material. Loan will be graded a B for all agencies.
1217124970	300665127	2a12d0e0-a4c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Review Report is missing from the file.		11/14/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
1217126147	300664855	30d5ba27-59d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust provided in file has a notary date that is prior to the Note date. Notary dated XX/XX/XXXX and Note date is XX/XX/XXXX.	01/29/2018: see attached
01/29/2018: Audit reviewed the Corrective Mortgage, and has determined that said document has been recorded at the County with correct Notary date.  Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	55eb0c46-50d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application provided in file is missing the government required HMDA information.	01/05/2018: see attached	01/05/2018: Audit reviewed the completed HMDA documents, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	8b0e3435-59d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Missing XXXXXX bank statement for the XXXXXX bank account listed on the 1003 to fulfill 2-month statement requirement.
01/09/2018: Asset statements show XX/XX - XX/XX and XX/XX - XX/XX for XXX XXXX #XXXX. The second statement provided is just longer than the first.See attached- please rescind this condition as the attached bank statements were included with the initial file upload

X1/09/2018: Audit reviewed asset documentation for 4th account on final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/04/2017:  Audit reviewed Lender's rebuttal and disagrees.  The bank statements provided are for a different account.  The Xth account on the final 1003 is XXX XXXX #XXXX.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	1b38847b-8cf7-4746-89ee-798b45f5c8f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Borrower's Legal Fees, Lien Search, Title-Closing Fee, Title-Condo Estoppel are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All title service provider fees should be listed in section B of the CD. The Borrower's Title-Owner's and Loan Policies Premium is reflected in Section C of the final Closing Disclosure. This fee should be listed in Section H.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	afa1ef36-8eea-4634-807d-9737b0bb349f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	2f4b6885-5b15-45c1-88d0-1820ddc0c3ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the fields titled Date Issued and Disbursement Date. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	7cfc7e15-5cd9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD is missing the years X-XX for Payment Calculation. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	4bc4cd4d-10e5-4c9a-adb0-aa7b206ce02e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The "Other" box under the Estimated Taxes, Insurance & Assessments is missing the description. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126147	300664855	cf7d8a98-52d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA was not provided.		12/06/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 105.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

1217126239	300657097	ec7e0b99-86c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Co borrower is a Permanent Resident. The Permanent resident card in the file is expired. Lender did not provide evidence of a renewal application.
02/05/2018: XXX uploaded Good afternoon, After reviewing the cited issue, we request consideration to rescind the error. FNMA does not state specifically the documentation required and leaves it to the lender to decide. The borrower is a lawful permanent resident alien and the guidelines do not state a history of renewal must be documented. Even with the card expired, by law, the borrower is still a permanent resident alien and able to obtain financing.

02/05/2018: Audit reviewed the Permanent Resident Alien card, and has determined that said document expires in 2028 and is deemed acceptable. Condition cleared.  11/28/2017: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active and loan is graded a D at this time.11/15/2017:  Pending Client exception review

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves; FICO is higher than guideline minimum UW Guides minimum FICO 740, loan qualified with 785 FICO; Years on Job Borrower has 8 years on the job

1217126239	300657097	df616355-d623-469f-bfbd-d6fd4089642c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	No waiver in file signed by the borrower waiving the Loan Estimate timing requirement. No cure.
11/20/2017: Disagree as a new waiting period is not required if the APR is overstated. Per TILA 1026.19(f)(2)(ii)(A), a new waiting period is required if the APR becomes inaccurate as defined in 1026.22. Per TILA 1026.22(a)(4)(ii) the disclosed APR shall be considered accurate if it would be considered acuurate under 1026.18(d)(1). Per TILA 1026.18(d)(1) the APR is considered accurate if it is understated by no more than $XXX or is overstated.
																	11/20/2017: Audit reviewed the Lender rebuttal, and has determined that per SFIG guidance the loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves; FICO is higher than guideline minimum UW Guides minimum FICO 740, loan qualified with 785 FICO; Years on Job Borrower has 8 years on the job

1217126239	300657097	af401931-0230-40e2-b7a4-c1069445150b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $XXX. The lender credit decreased to $X with no indication of a valid COC to account for the $XXX decrease in the credit.
11/20/2017: The last LE dated XX/XX/XXXX disclosed $XXX in lender credits which was the lender credit for the rate of $XX,XXX.XX less the lender paid broker compensation of $XX,XXX.XX. The final CD discloses lender credits of $X,XXX.XX (lender paid broker compensation of $XX,XXX.XX less discount points of $X,XXX.XX. The discrepancy is due to the borrower requesting a rate change on XX/XX/XXXX which reduced the lender credit for the rate by $X,XXX.XX ($XX,XXX.XX less $X,XXX.XX). The related COC was included in the loan file. See attached XX/XX/XXXX CD.
																	11/20/2017: Audit re-analyzed the loan file, and has determined that a COC was located on page 653 reflecting a borrower requested rate change. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves; FICO is higher than guideline minimum UW Guides minimum FICO 740, loan qualified with 785 FICO; Years on Job Borrower has 8 years on the job

1217126239	300657097	46fe20a1-32f2-4168-9e91-23b330673280	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
APR on final  CD dated is inaccurate and exceeds X.XXX% tolerance.  CD value of  X.XXX%  vs. calculated value of X.XXX for a variance of X.XXX% over disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.

11/20/2017: Disagree as a new waiting period is not required if the APR is overstated. Per TILA 1026.19(f)(2)(ii)(A), a new waiting period is required if the APR becomes inaccurate as defined in 1026.22. Per TILA 1026.22(a)(4)(ii) the disclosed APR shall be considered accurate if it would be considered acuurate under 1026.18(d)(1). Per TILA 1026.18(d)(1) the APR is considered accurate if it is understated by no more than $XXX or is overstated.
																	11/20/2017: Audit reviewed the Lender rebuttal, and has determined that per SFIG guidance the loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves; FICO is higher than guideline minimum UW Guides minimum FICO 740, loan qualified with 785 FICO; Years on Job Borrower has 8 years on the job

1217126239	300657097	2c622fec-72c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is located in a FEMA declared disaster area. A post incident Inspection has not been provided.		11/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves; FICO is higher than guideline minimum UW Guides minimum FICO 740, loan qualified with 785 FICO; Years on Job Borrower has 8 years on the job

1217129230	300710083	9287f956-9ef0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Documentation
Provide additional evidence that installment loan from trade in for liability #X listed on the final loan application was paid by providing credit supplement reflecting account is closed and loan is paid in full or letter from the creditor reflecting account is paid in full.  Additional conditions may apply.

Hello, please review and rescind this condition: The document on file (attached) shows payment of the liability (XX XXXX), additionally the new debt is in the spouses name only (not on our loan) so no new liability. Thank you
																	01/08/2018: Audit reviewed Lender's rebuttal and agrees. Evince the current auto was traded in was provided in the original loan file. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.70 months reserves; Years in Field Borrower has 16 years in the field.

1217129230	300710083	dce90cc6-593e-48b4-8a53-b85bdb4c50b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																01/19/2018: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
01/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.70 months reserves; Years in Field Borrower has 16 years in the field.

1217129417	300669772	36f1b540-73dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflect a DTI of XX.XX%. Due to the miscalculation of income, the actual DTI is XX.XX%. Lender did not include schedule C income loss of $X,XXX.XX.	12/19/2017: please see attached
12/28/2017:  Letter is deemed acceptable.  Loss removed from income calculation.  DTI XX.XX%.  Condition cleared.12/22/2017:  Per management, if the letter provided in the original file is from a XXX it is acceptable.  Audit reviewed documents provided and the letter is not signed by a XXX.  The preparer is a SRTP, supervised registered tax preparer.  Condition remains.12/19/2017: Audit reviewed LOE documentation, and has determined that the Letter of Explanation was executed by a registered agent NOT a Certified Public Accountant. Secretary of State Business Search did not contain current paperwork removing borrower as manager or member. Provide sufficient evidence borrower has less than XX% ownership in Schedule C business. Condition remains. 12/19/2017: Pending DM/AMD review, e-mailed.

 Reserves are higher than guideline minimum UW guides requre 6 months reserves, loan qualifed with 48.60 months; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 767; Years in Field Borrower has been in field for 18 years

1217129417	300669772	bd8956ba-72dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
File is missing a balance sheet for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

12/22/2017:  Per SOS in California the person who signed the letter confirming the borrower no longer has business ownership is not a registered agent of the company. Per online search he is a XXX Please see attached 12/19/2017: please see attached

12/28/2017:  Letter is deemed acceptable.  Condition cleared.12/22/2017:  Per management, if the letter provided in the original file is from a XXX it is acceptable.  Audit reviewed documents provided and the letter is not signed by a XXX.  The preparer is a SRTP, supervised registered tax preparer.  Condition remains.12/19/2017: Audit reviewed LOE documentation, and has determined that the Letter of Explanation was executed by a registered agent NOT a Certified Public Accountant. Secretary of State Business Search did not contain current paperwork removing borrower as manager or member. Provide sufficient evidence borrower has less than 25% ownership in Schedule C business. Condition remains.   12/19/2017: Pending DM/AMD review, e-mailed.

 Reserves are higher than guideline minimum UW guides requre 6 months reserves, loan qualifed with 48.60 months; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 767; Years in Field Borrower has been in field for 18 years

1217129417	300669772	2316e8e4-72dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
File is missing a YTD Profit and Loss for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
																12/19/2017: please see attached
12/28/2017:  Letter is deemed acceptable.  Condition cleared.12/22/2017:  Per management, if the letter provided in the original file is from a XXX it is acceptable.  Audit reviewed documents provided and the letter is not signed by a XXX.  The preparer is a SRTP, supervised registered tax preparer.  Condition remains.12/19/2017: Audit reviewed LOE documentation, and has determined that the Letter of Explanation was executed by a registered agent NOT a Certified Public Accountant. Secretary of State Business Search did not contain current paperwork removing borrower as manager or member. Provide sufficient evidence borrower has less than XX% ownership in Schedule C business. Condition remains. 12/19/2017: Pending DM/AMD review, e-mailed.

 Reserves are higher than guideline minimum UW guides requre 6 months reserves, loan qualifed with 48.60 months; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 767; Years in Field Borrower has been in field for 18 years

1217131699	300711167	c19f5eb9-0906-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.X%.  Due to the miscalculation income, the actual DTI is XX.XX%.  The Lender did not include business loss for the borrower's 1120S company in which he has XX% ownership. DTI not to exceed XX% is required in order for the loan to be classified as a Qualified Mortgage
																Requesting rescission review. This is already factored into the DTI.	02/02/2018: Audit reviewed Lender's rebuttal and original loan file. Income was recalculated and DTI is XX.XX%. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years in Field Borrower has 19 years in Field; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.07%; Years in Primary Residence Borrower has resided in subject for 11 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.2 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies in excess of 99 months payment history with no late payments reported

1217131699	300711167	ac76c615-0b06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
																Please see attached cost estimator that was included in the credit upload, please rescind condition	02/02/2018: Audit reviewed the Lender's rebuttal and agrees. The cost estimator was located on page 343. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years in Field Borrower has 19 years in Field; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.07%; Years in Primary Residence Borrower has resided in subject for 11 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.2 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies in excess of 99 months payment history with no late payments reported

1217131699	300711167	09ede8f5-0d06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.	02/05/2018: please see attached, these documents were provided with the initial upload. Please rescind condition.
02/05/2018: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation, located on page 80, submitted is deemed acceptable. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years in Field Borrower has 19 years in Field; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.07%; Years in Primary Residence Borrower has resided in subject for 11 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.2 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies in excess of 99 months payment history with no late payments reported

1217136774	300704519	553b5e24-0d06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
																02/09/2018: Attached are the fully executed personal tax returns. Thank you!
02/09/2018: Audit reviewed XXXX/XXXX executed and dated 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.70%; Years on Job Borrower has 11.75 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 59 months payment history with no late payments reported

1217136774	300704519	7fd28e89-0f06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as reimbursed and should be paid to the service provider or FBO by the lender (reimbursed).  Provide corrected CD and LOE to the borrower.
																	01/30/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.70%; Years on Job Borrower has 11.75 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 59 months payment history with no late payments reported

1217136774	300704519	b1729f0d-4405-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP. The LE dated XX/XX/XXXX  reflects a fee total of $XX,XXX ($X,XXX at XX%) with no resulting COC for any subsequent disclosures.  The final CD reflects a fee total of $X,XXX for an variance/refund required of $XXX to meet XX% threshold.
																	01/29/2017: A RESPA charge cure for section C & E on the final CD. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.70%; Years on Job Borrower has 11.75 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 59 months payment history with no late payments reported

1217138094	300722790	ae43bea8-e605-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard insurance policy is after the Note date.		01/30/2018: The HOI is effective prior to disbursement. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 813; Years on Job Borrower has 11.75 years on job

1217140112	300722576	17819b5a-c74c-46b8-9462-c24834cf7f2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $X with no resulting COC for any subsequent disclosures.  The final CD reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure.
																	01/29/2018: A credit report fee charge cure on the final CD in the amount of $XX.XX. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  200 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Years Self Employed Borrower has 43 years Self Employed

1217140112	300722576	643bf620-1405-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX for a variance/refund required of $X to meet 10% threshold.
																	01/29/2018: A RESPA Recording fee charge cure on the final CD. Condition cleared. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  200 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Years Self Employed Borrower has 43 years Self Employed

1217142921	300722597	905ab48e-e705-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
1217142921	300722597	8bd45095-e705-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	A Post Close CD in the loan file reflects the Credit Report fee in section B. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies.
1217142921	300722597	1c9d402e-9d06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate to correspond with COC form dated XX/XX/XXXX was not provided in the loan file.	02/07/2018: Please see attached and clear the condition.
02/07/2018: Audit concurs with the Lender Rebuttal, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE if tolerances fall outside of guides. LE not required for Appraisal value decrease with no negative affect on the loan. Condition rescinded.

1217142921	300722597	92c3ae9d-1747-490a-a223-532f3b435082	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD dated reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
1217144470	300670202	a53d59b3-c506-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau.

02/07/2018: Schedule C is only for XXXXXXX borrower. Final 1003 provided shows no income from XXXXX being used to qualify. Income worksheets already in file, but I have included a summary of all the incomes and losses used for this loan. - Requesting condition be rescinded.02/06/2018: Requesting Rescission review. Schedule C information included in file to show no business losses. This is not being used for income. Additionally a k1 should not be needed for XXXXXXXX XXXX. tax returns report neither income not losses from this business.02/05/2018: please see attachedRequesting Rescission review. 4th bullet point of XXX letter dated XX/X states they confirmed borrower's self employment businesses were still in existence. Searches were done again at date of closing (X/XX) with XX secretary of state showing all three companies were currently in good standing.

02/07/2018: Audit confirmed all income calculations with Lender printout, and has determined that all income documentation was provided. Loan meets QM requirements. Condition cleared. 02/06/2018: Audit reviewed the Lender Rebuttal, and has determined that K1s for XXXX Schedule E part II - Statement 2/business #X are not required as both XXXX5 and XXXX tax returns reflect no K1 income, as well as XXX letter stating business was sold. Borrower's schedule C income required to meet DTI, as Co-borrower income worksheet only reflects base of $X,XXX.XX.  Co-borrower final 1003 and 1008 reflect a "base" of $X,XXX.XX, provide worksheet breakdown as to "what" this income includes. Condition remains.02/05/2018: Audit reviewed the attached download, and has determined that said download is for another loan file with regards to a LE finding. Condition remains. 02/02/2018:  Audit reviewed Lender’s rebuttal and original loan file.  XXX letter not provided.  Missing K-1s for business #X on XXXX Schedule E Part II, statement 2.  Please provide K-1s and if > 25% ownership tax returns and license will also be required.  Please provide XXX letter for Schedule C business.  Condition remains.

 Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 262.10 months’ reserves, loan qualified with 6 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781

1217144470	300670202	9faa54b0-2205-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		02/01/2018: Received executed HELOC closure letter. Condition cleared.
 Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 262.10 months’ reserves, loan qualified with 6 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781

1217145934	300670199	25ecf9df-78db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Transaction requires closure of an open HELOC. File has a HELOC payoff letter dated XX/XX/XXXX requesting a signed Authorization from the Borrowers for the account to be closed. Provide evidence of closure for 2nd lien via Executed Authorization letter.
																Please see attached close out letter. Please clear the condition	12/13/2017: Received executed equity line closure letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides allow a maximum DTI of 43%, loan qualified with DTI of 38.07%; Years on Job Borrower has 18.9 years on job per WVOE, Co-Borrower has 15 yrs on job per WVOE; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 34.8 months reserves

1217145934	300670199	f368a00e-79db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)	Appraisal completed “subject to” proper strapping of water heater per state code. Missing a 442 Completion Cert verifying double strapping of hot water heater for Earthquakes.	01/30/2018: Attached is the final inspection. Thank you!
01/30/2018: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Additional finding added for POST Funding CD reflecting Final Inspection fees of $XXX per unpaid invoice submitted. Condition cleared.

 DTI is lower than guideline maximum UW Guides allow a maximum DTI of 43%, loan qualified with DTI of 38.07%; Years on Job Borrower has 18.9 years on job per WVOE, Co-Borrower has 15 yrs on job per WVOE; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 34.8 months reserves

1217145934	300670199	6089ea81-fa5d-4349-8188-7f5f0ff4aa0d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
Final Closing Disclosure (dated XX/XX/XXXX) Finance charge under disclosed by -$XXX.XX. Invoice provided with the Appraisal Completion Certificate (442) reflected "payment status" as unpaid. Provide POST Funding Closing Disclosure reflecting the Final Inspection Fee of $XXX. Provide copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
																01/31/2018: Please rescind this condition. The $XXX.XX Final Inspection fee is being paid by XXXXXX XXXXXXXXX XXXXXXXX was not part of the closing charges.
02/01/2017: Audit consulted with Compliance, and has determined that the documentation submitted serves as an attestation that no Final Inspection fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.01/31/2018: Audit reviewed the Lender Rebuttal, and has determined that an attestation that no Final Inspection Fee was charged to the borrower is required, as evidence for the "hard" file. Condition remains.

 DTI is lower than guideline maximum UW Guides allow a maximum DTI of 43%, loan qualified with DTI of 38.07%; Years on Job Borrower has 18.9 years on job per WVOE, Co-Borrower has 15 yrs on job per WVOE; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 34.8 months reserves

1217148827	300678073	0964834c-0902-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement. A reimbursement is allowed if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
																	01/25/2018: A Post Close CD reflects the correction and LOE to the borrower. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174 months reserves; Years on Job Borrower has 20 years on job.

1217148827	300678073	d4adb1fd-7548-4bcf-b8cc-5b63359e191f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	01/25/2018: Lender credit on CD. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 174 months reserves; Years on Job Borrower has 20 years on job.

1217148914	300709812	7834bf9f-45fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.		01/26/2018: Received executed, final application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.88%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months

1217148914	300709812	6916b111-9cfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing executed Note in file.	02/05/2018: please see attached	02/05/2018: Audit reviewed executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.88%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months

1217148914	300709812	e7d1f37e-bfff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the service provider as Reimbursement and may be reimbursed if paid by the lender as FBO. Provide corrected CD and LOE to the borrower.
																	01/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.88%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months

1217148914	300709812	a81df5a3-ba5b-4daa-b315-96145d042761	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Final Inspection Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects a Final Inspection Fee of $XXX resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
																	01/22/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.88%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.60 months

1217153834	300704518	3772f142-92f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX%.  Due to the miscalculation of debts the actual DTI is XX.XX%.  The borrower's previous primary home was paid in full prior to closing; however the borrower is still responsible for taxes, HOI and HOA fees.  The lender did not include these fees into the borrower's debt calculation.

01/29/2018: year-end paystubs from XXXX and XXXX provided showing a 2 year history of bonus income. Annualizing bonus income showing on November paystub adds $X,XXX.XX per month to income. DTI should now be in line.Paystub shows borrower does receive bonus income and w2s support borrower makes much more than just base income. Annualizing bonus income brings DTI in line. Updated income calculations provided and supporting WVOE provided showing all income beyond base is considered bonus.

01/29/2018: Audit reviewed Earnings Statements, and has determined that said documents reflect POST consummation dates for "Check Date", as well as "Period Begin Date" through "Period End Date". Therefore, unable to utilize POST consummation documentation. However, Audit consulted with Compliance and has determined that the cumulative income on the W2s, along with current YTD paystubs, support the earning trends of this type of income. DTI is XX.XX%. Condition cleared. 01/12/2018:  Received WVOE verifying bonus income.  However, it is dated post consummation.  QM does not allow post-closing reconciliation.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 49.30 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776.; Years on Job Borrower has 5 years on job.

1217153834	300704518	0f54cf26-2cf2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is after the Note date.		01/05/2018: The policy if effective on the funding date. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 49.30 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776.; Years on Job Borrower has 5 years on job.

1217153834	300704518	a06d4bf5-1b66-442e-a1b0-407ca27f6d13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		01/12/2018: Received evidence Borrower was provided the Broker’s Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 49.30 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776.; Years on Job Borrower has 5 years on job.

1217154881	300715807	45e9bd25-d80c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 735 < 740 the minimum credit score required per lender guidelines.	02/16/2018: Please rescind this condition. Our Elite Matrix allows the minimum credit score to be 720. Please take this to your manager and not send it for client review.
02/21/2018: Audit received confirmation from the Client, the Jumbo Elite Matrix has been approved.  Application date was PRIOR to the Matrix date, therefore the client acknowledges a guideline exception for FICO outside of guidelines. Loan will be rated a B.02/16/2018: Exception is pending review from client, as Matrix has NOT been approved by the Client.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.30 months reserves; Years in Field Borrower has 12 years in Field  ; Years in Primary Residence Borrower has resided in previous home for 9 years

1217154881	300715807	0274a0be-740c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX.XX.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.

02/13/2018: please rescind this condition- see attached policy that was uploaded- highlighted extended replacement coverage info which says they will pay an additional XX%= $X,XXX,XXX + $X,XXX,XXX= $X,XXX,XXX

02/13/2018: Audit concurs with the Lender Rebuttal, and has determined that the extended replacement cost coverage provides an additional 25% of coverage. Total coverage including the additional 25% is $X,XXX,XXX.XX. Evidence of sufficient coverage was provided within the original loan file (p575), condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.30 months reserves; Years in Field Borrower has 12 years in Field  ; Years in Primary Residence Borrower has resided in previous home for 9 years

1217154881	300715807	0afaa8f9-750c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the broker Affiliated Business Disclosure.		Finding is deemed non material and will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.30 months reserves; Years in Field Borrower has 12 years in Field  ; Years in Primary Residence Borrower has resided in previous home for 9 years

1217155778	300709648	3fd8c557-e0fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property XX located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Evidence that the tenant listed on the agreement still occupies the property is missing from the loan file.

01/29/2018: Requesting Rescission. Have reviewed with borrower a new lease was not signed. Borrower pointed out clause on paragraph 42 stating "Rent increases (based on CPI) at the end of each 12-month period." They also stated the annual CPI rent increase last occurred in XXXXXX XXXX, as follows: $X,XXX/month (prorated for XX days in XXXXXX) $X,XXX/month (beginning XX/XX/XXXX). We are still using the lower amount as the most conservative approach, but have included the only lease currently in effect for this property. 01/24/2018: Requesting rescission. Approved guidelines states that if the lease has expired or has gone month-to-month we can provide cancelled rent checks. Lease in file went month-to-month XX/XX/XXXX, proof of rent received was provided and these do show they are being paid by the same lessee. As payments received is higher than the amount we are using to qualify the borrower this should not require additional documentation .1/22/2018: Requesting Rescission. Current lease for XXXX XXXXXXXXX is in the file. While initial period of the lease terminates on X/XX/XXXX the contract does that this reverts to a month-to-month agreement at that point.

01/29/2018: Audit reviewed item #XX within Lease, and has determined that the term for rent increase based on Consumer Price Index at the end of each 12 month period is deemed acceptable. All documentation verifying rents and proof of same tenant was provided. Loans meets QM. Condition cleared.  01/24/2018:  Audit reviewed the Lender Rebuttal, as well as consulted Compliance, and has determined that the evidence documenting same tenant (via bank statement) for month to month reflects same tenant as expired lease, therefore validation of current tenant is acceptable. HOWEVER, the issue remains for rental payment amount verification. Without an executed addendum by all parties reflecting payment terms that the match bank statement amounts, the loan does NOT meet Appendix Q requirements for "most recent lease agreement" as payments are NOT the same, therefore not current. If this addendum was provided and utilized in underwriting PRIOR to consummation then missing documentation may be accepted. Condition remains.        1/22/2018:  Audit reviewed Lender’s rebuttal and original loan file. The lease agreement is in XX which does have the verbiage for automatic renewal – this is the current lease agreement.   The lease agreement in file indicates a payment amount of $X,XXX monthly.  However, the deposits to the borrower’s bank account do not total $X,XXX/month.  Bank statement in the file reflects borrower receives $XXXX twice per month.  That being the case, the lease agreement in file is not in fact the most recent lease agreement.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

1217155778	300709648	4a570e4e-e0fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-Employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Singed returns not provided.
																01/24/2018: The fully executed XXXX and XXXX personal tax returns are attached. Thank you!
01/24/2018: Audit reviewed 2015/2016 executed 1040 Tax Returns, and has determined that the documents were signed PRIOR to consummation. Documentation is deemed acceptable and meets QM. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

1217155778	300709648	49b0bd85-e2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.  Signed business returns for business A and B Schedule E, Part II are missing from the loan file for both borrowers.
																01/24/2018: The fully executed XXXX and XXXX business tax returns for XXXXXXX are attached. Thank you!
01/24/2018: Audit reviewed XXXX/XXXX executed 1120S Business Returns for entities A&B, and has determined that the documents were signed PRIOR to consummation. Documentation is deemed acceptable and meets QM. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

1217155778	300709648	e945b047-41fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review is missing from the file.		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

1217155778	300709648	97e8f3c1-2ffa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		01/18/2018: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

1217157335	300709946	7b522107-bbff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		01/23/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

1217157335	300709946	69299d20-bbff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory. The services listed are readily identifiable as title services which encompass all of the fees that title companies typically charge which are listed in detail on the LE.
																	01/29/2018: Audit reviewed Lender's rebuttal and agrees. WLSP provided reflects the name of a title company as a service provider along with address and phone number. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

1217157335	300709946	e64f02db-5000-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure was paid to the service provider as reimbursed and should of only been paid to the service provider or FBO paid by the lender.  Provided corrected CD and LOE to the borrower.
																	01/23/2018: A Post Close CD reflects reimbursement was removed and LOE to the borrower. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

1217157379	300709406	ab7ca102-e001-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section C Services You Can Shop are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects Services You Can Shop of $XXXX.XX($XXXX.XX at XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $X,XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.  Also, Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $X.XX to meet XX% threshold.
																	01/25/2018: The Final CD reflects a cure of $XXX.XX, which is sufficient for both findings. Loan will be rated B for all agencies.
1217157430	300709804	c9f56d75-c7ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
																01/29/2018: Attached is an explanation for the missing cost estimator and the subject has sufficient coverage. Thank you!	01/29/2018: Audit re-analyzed the loan file, and has determined that the Master Policy was located on page 439 with sufficient dwelling coverage. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 63.33%

1217157665	300709874	874d2efe-8b0a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the funding Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Cured on post close CD. Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum Underwriting Guidelines require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting Months..; Reserves are higher than guideline minimum Underwriting Guidelines require 9 months reserves, loan qualified with 65.20 months reserves.

1217157735	300722581	d6f74c26-54c6-4d1b-a30f-1cdeca90c698	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																02/06/2018: Please see attached and clear the condition.
02/06/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.87%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years in Field Borrower has 25 years in Field

1217158282	300709799	ac93ff2f-63fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Missing Executed Final Closing Disclosure From Sale of REO #X; Per Lender guidelines the closing disclosure must be executed by the seller(s) / settlement agent
01/19/2018: The only REO in the file is held for rental income and there is evidence in the file that the borrower does not own the REO listed on the tax returns. Please rescind this condition. Thank you!

01/19/2018: Audit reviewed the Lender Rebuttal, as well as document on page 63, and has determined that sufficient evidence was provided to verify REO property was sold. Audit also verified on-line that the sale date was XX/XX/XXXX. Borrower has no ownership in the property. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates No Mortgage Lates in #61 months reviewed

1217158282	300709799	0e0b7fd4-348b-4701-a65d-47c87ad42a1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The LE dated XX/XX/XXXX reflects Title and Recording fees of $XXXX.XX at XXX%  in Section B with no resulting COC for any subsequent disclosures. The final CD reflects a Title and Recording fees in Section B of $XXXX.XX resulting in a $XX.XX refund due for cure.  The lender provided a refund per the final closing CD of $XX.XX for a shortage of $X.XX
																01/31/2018: please rescind this- No refund is necessary as the XX/XX/XXXX LE total title and recording fees are $X,XXX.XX rounded to the nearest dollar of $X,XXX.XX as required by TILA.	01/31/2018: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that a 10% tolerance violation of < $0.99 is not required to be refunded. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates No Mortgage Lates in #61 months reviewed

1217158282	300709799	99179fc2-62fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates No Mortgage Lates in #61 months reviewed

1217158378	300716387	e7cecc9e-dcfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A verbal verification of employment from co-borrower's previous employer(s) was not provided in the loan file. A two year employment history is required in order for the loan to be classified as a Qualified Mortgage. A Gap letter will be required if the gap is greater than 30 days between employment.
																01/19/2018: Requesting Rescission. Fully executed severance statement records starting and ending date of previous employer.
01/19/2018: Audit re-analyzed loan file, and has determined that an executed Severance Pay Summary was located on page 360 reflecting Service date of XX/XX/XXXX through Termination date of XX/XX/XXXX.  A two year employment history was verified with no gaps greater than 30 days between employment. Document was executed by both parties. Appendix Q requirement has been met. Condition rescinded.

 Years in Field Borrower has 14 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

1217158378	300716387	e4d2feed-d3f0-4a13-b5a4-c925efeccc1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																01/25/2018: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
01/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 Years in Field Borrower has 14 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

1217158378	300716387	5f225942-40fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the funding Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	The Amended CD corrected the missing credit report fee to show the credit report fee as lender paid
 Years in Field Borrower has 14 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

1217158378	300716387	2259cd25-40fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review, CDA value not provided.		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Years in Field Borrower has 14 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

1217158492	300709873	97544ed9-c402-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.

The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient.  A Post Close CD reflects Recording Fee reduced to $XXX.XX and a tolerance cure of $XX.XX0, which is sufficient.  Loan will be rated a Fitch B.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 770; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.59%

1217158492	300709873	de8bebe8-f804-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Post Closing CD provided in the loan file does not correspond with the Final Alt A Settlement Statement.  The Final Settlement Statement indicate a cash to borrower in the amount of $X,XXX.XX versus the Final Post Close CD which reflects a cash to borrower in the amount of $X,XXX.XX for a discrepancy of XX.XX.  Provide copy of Post Closing CD and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.  Additional conditions may apply.
																02/06/2018: Please see attached
02/06/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided. Loan will be rated a Fitch 'B'. 01/31/2018: Received air bill, explanation letter and post consummation CD.  Tolerance cure increased from $XX.XX to $XXX.XX.  Cash to borrower is reflected as $XXXX.XX - Alta statement $XXXX.XX = $XXX.XX Per Compliance, corrected settlement statement is also required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 770; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.59%

1217159168	300709885	2b413577-c402-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Guidelines require 2 years signed and dated personal tax returns with all schedules.  Signed returns not provided. Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
																02/08/2018: The signed and dated personal tax returns are attached. Thank you!
02/08/2018: Audit reviewed XXXX/XXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; Years Self Employed Borrower has 11.67 years Self Employed

1217159168	300709885	9f8d88ae-c402-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
																02/08/2018: The fully executed business tax returns are attached.
02/08/2018: Audit reviewed XXXX/XXXX executed 1120S Business Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; Years Self Employed Borrower has 11.67 years Self Employed

1217159168	300709885	5eb25c2a-b431-4cc5-9c80-7afde555593a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing CD the initial CD dated XX/XX/XXXX.  The Tracking Disclosure in the loan file reflects the initial CD was sent electronically and E-Signed on XX/XX/XXXX; however the CD is missing from the loan file.
																	01/31/2018: Received initial closing disclosure. Compliance testing complete. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61%; Years Self Employed Borrower has 11.67 years Self Employed

1217159179	300709943	dc4d82d4-c505-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 703 < 740 the minimum credit score required per lender guidelines. Client Overlay Exception, Client to review: 703 < 680 minimum credit score required per client .	02/02/2018: Please rescind this condition, per Jumbo matrix and guidelines, borrowers' FICO is sufficient. Thank you!
02/02/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.02/02/2018: Exception is pending review from client.01/31/2018: Client Overlay Exception, Client to review: 703 < 680 minimum credit score required per client .

 Years Self Employed Borrower has 22 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 69 months payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.36%

1217159179	300709943	8ea389e6-c605-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX business returns for #X business listed on the final application not provided.

02/02/2018: Requesting Rescission review. Multiple copies of tax returns sent for businesses some of which are signed. Can you please review again? I do show that signed XX and XX returns were sent for each company and for the personal returns.
																	02/02/2018: Audit re-analyzed the loan file, and has determined that the executed 2015/2016 1120 and 1065 Business Returns for ALL businesses were located within the loan file. Condition rescinded.
 Years Self Employed Borrower has 22 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 69 months payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.36%

1217159179	300709943	5d7e2682-c605-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX for a variance/refund required of $XXX to meet XX% threshold.
																	01/30/2018: A RESPA Recording fee charge cure on the final CD. Condition cleared. The loan will be rated a B.
 Years Self Employed Borrower has 22 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 69 months payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.36%

1217159516	300709972	9248ac8d-e10c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		02/08/2017: This is a non-material issue. The loan will be graded a B for all agencies.
1217159516	300709972	bf16e8ec-cb58-49a9-8c50-15e38f47a896	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a Reimbursed fee and if reimbursed should be paid by the lender FBO.  Provided for the corrected CD and LOE to the borrower.
																	02/08/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
1217159562	300710081	58f5506c-edfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. The XXXX 1040's have not been executed. The XXXX 1040's are missing all schedules. Per QM, Schedule E is required to calculate rental income as shown on the final 1003.

02/09/2018: Page 1 Part 1 of the Schedule E is blank, therefore the XXX's software did not print it with the rest of the 1040's. All of the information is on page 2 Part 2 of the Schedule E. Refer to the XXX's response in the attachment. Please rescind condition. Thank you!01/31/2018: Schedule E for the XXXX tax returns have been provided and match the transcripts exactly. Please rescind this condition. Thank you!01/29/2018: The fully executed XXXX tax returns are attached. Thank you!

02/09/2018: Audit reviewed the Lender Rebuttal, and consulted with management, and has determined that no discrepancies were found between the tax transcripts and corresponding 1040 entries. Two years Tax Transcripts provided to meet QM. Documentation submitted is deemed acceptable. Condition cleared.  01/31/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed the XXXX Tax Returns, and has determined that page XXX of the loan file is the Schedule E Part II, page 2, of the XXXX Tax Returns. HOWEVER, audit was unable to locate Schedule E PART I (REO rental), page 1, that coincides with Schedule E Part II. Condition remains.  01/29/2018: Audit reviewed executed XXXX 1040 Returns, and has determined that the documents were provided PRIOR to consummation. HOWEVER, XXXX 1040's are missing all schedules. Per QM, Schedule E is required to calculate rental income as shown on the final 1003. Condition remains.

 Years Self Employed Borrower has 15 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Full Documentation Full documentation loan

1217159562	300710081	4d375f6b-ccee-4513-a4f6-5cf8da8abe09	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file. Unable to complete compliance testing, additional conditions may apply.	01/23/2018: see attached note01/19/2018: see attached
01/23/2018: Audit reviewed executed Note document, and has determined that the documentation submitted is deemed acceptable. Condition cleared.01/19/2018: Audit reviewed documentation submitted, and has determined that said document is a cost estimate for a different loan file. Condition remains.

 Years Self Employed Borrower has 15 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Full Documentation Full documentation loan

1217159562	300710081	7c994aa3-eefa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Years Self Employed Borrower has 15 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Full Documentation Full documentation loan

1217159787	300711141	a2c0a51d-08db-4e16-ac0f-a19e9cb90eed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid as a Reimbursement and not to the actual service provider.  If reimbursed it should be shown as paid by the lender FBO.  Provided corrected CD and LOE to the borrower.
																	02/08/2018: Non-material per SFIG guidance. Loan will be rated a B for all agencies.
1217159787	300711141	616287a4-430c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable XX% tolerance.  A tolerance cure of $XXX.XXXis required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/08/2018: A RESPA Recording fee charge cure of $XXX on the final CD. The loan will be graded a B for all agencies.
1217160612	300716386	2e15e8c7-42fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Failure to obtain copy of earnest money deposit check sourced to borrower account.	The title receipt for the borrowers EMD with a copy of the check is attached. The asset statement for XXXXX XXXXX account ending in XXXX shows the check XXX clearing the account on XX/XX. Thank you!	01/24/2018: Received receipt from closing agent with copy of check. Condition cleared.
 No Mortgage Lates No Mortgage Lates in #99 months reviewed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%

1217160612	300716386	5b314478-8645-4f12-b9cc-867bddd0796b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.	01/25/2018: Received evidence of PAR rate and verified points are bona fide. Condition cleared.
 No Mortgage Lates No Mortgage Lates in #99 months reviewed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%

1217160612	300716386	ba4cded5-db60-4df5-b65a-06de61ffd01f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The LE dated XX/XX/XXXX reflects Title and Recording fees of $XXXX.XX at XXX% in Section B and an Appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Title and Recording fees in Section B of $XXXX and Appraisal Fee of $XXX resulting in a $XXX.XX refund due for cure.  The lender provided a refund per the closing CD of $XXX.XX for a shortage of $X

No refund is necessary as the correct tolerance cure of $XXX.XX was given at closing - $XXX for the appraisal fee increase and $XXX.XX for the XX% tolerance violation. The XX% tolerance fees - title and recording fees- increased to $X,XXX on the final CD from $X,XXX on the initial LE resulting in a tolerance cure of $XXX.XX.

1/25/2018:  Audit reviewed Lender’s rebuttal, LE and PCCD and agrees.  LE:  Section B appraisal $XXX.  Section C fees $XXXX + recording fee $XXX = $XXXX x XXX% = $XXXX.XX.  PCCD:  Appraisal $XXX, owe $XXX.  Section C moved to B $XXXX + recording fee $XXX = $XXXX, owe $XXX.XX.  Closing disclosure reflects a sufficient tolerance cure of $XXX.XX.  Condition cleared.

 No Mortgage Lates No Mortgage Lates in #99 months reviewed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%

1217160930	300710821	3add48ee-9dff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 701 < 740 the minimum credit score required per lender guidelines.
01/26/2018: Per our updated matrix and XXXXX  guidelines, a min FICO score of 700 is acceptable with a max LTV of XX%, max loan amount of $X,XXX,XXX, max DTI of XX% and reserves of X months. The FICO score of 701 is sufficient. Please rescind this condition. Thank you!

01/29/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/26/2018: Exception is pending approval from the Client for the updated Matrix.

 Years Self Employed Borrower has 7 years Self Employed; Years in Primary Residence Borrower has resided in subject for 21 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 42.70 months’ reserves

1217160972	300710692	4658d334-6512-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		02/20/2018: Received executed HELOC closure letter. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 768; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.79%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.6%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.9 months reserves

1217160972	300710692	608e8bff-6412-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Payoff Statement	Payoff statement for first mortgage lien and the Home Equity Line of Credit (HELOC) not provided.		02/20/2018: Received payoffs for first mortgage and HELOC. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 768; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.79%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.6%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.9 months reserves

1217161437	300716385	a4c9cafd-288a-4c8d-94dc-0db4f459a3b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Fee for Verification of Employment with no resulting CoC for any subsequent disclosures. The CD reflects a Verification of Employment Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/05/2018: please rescind- see attached which was in the uploaded file
02/12/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 02/05/2018: Audit reviewed the Lender Rebuttal, and has determined that the COC is invalid, VOE fee was not originally disclosed to the borrower. The invoice indicates charge was known as of XX/X, disclosure to borrower > 3 days from date discovered. Condition remains.

1217162158	300716422	54f63825-99ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
																02/07/2018: We consider the application date to be the earlier of the loan officer's or borrower's signature on the 1003. On this loan, the application date would be XX/X/XX.	02/07/2018: Audit reviewed the Lender Rebuttal, and has determined that the disclosures within the loan file are dated within 3 days of the Application date. Condition cleared.
1217162158	300716422	4c01615f-0580-4ba0-ae80-3bb3bd08faec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum points and fees allowed by $XX.XX.	02/07/2018: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
02/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

1217162158	300716422	25d2db9c-9dff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE reflects no Title Company or recording fees with no resulting CoC for any subsequent disclosures. The Final CD reflects a Title Courier fee of $XXX.XX, Title Endorsement fee of $XX.XX, Title Notary fee of $XXX.XX, Title Premium for Lender's Coverage of $XXX.XX, Title Recording fee of $XX.XX, Title Settlement fee of $XXX.XX, and Title Sub Escrow fee of $XX.XX, and recording fee of $XXX resulting in a $X,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/07/2018: The tolerance cure of $X,XXX was on the final CD but not on the PCCD in error. See attached revised CD that is showing the tolerance cure of $X,XXX.
02/07/2018: Audit review of Post Funding CD includes tolerance cure in Section J. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

1217162176	300718898	ea2938ba-7c0b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in File.
02/13/2018: Requesting Rescission review. - Line of credit paid off was not attached to the property. This was a small business loan. While the credit supplement shows this is a mortgage we see this is not attached to the property through the title work, and the documentation showing the change in terms provided shows it's a commercial loan not attached to any property.

 02/13/2018: Audit reviewed the Lender Rebuttal, and has determined that in order to eliminate the payment of a non-subject paid off line of credit, a closure letter is required. Therefore, the higher DTI of XX.XX% is the adjustment with the HELOC payment added. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 5 years on job

1217162176	300718898	ad29f70b-8c0b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines required 2 years signed and dated personal tax returns with all schedules. XXXX signed returns not provided.
02/13/2018: Requesting Rescission review - guidelines require signed/dated tax returns for self-employed borrowers. k1s provided show borrower is less than XX% owner and is not considered self-employed. Personal tax returns provided to show no additional losses.

02/13/2018: Audit reviewed the Lender Rebuttal, and has determined that income was derived from paystub/W2's as a wage earner. Lender guidelines for salaried borrowers require W-2 forms -OR- personal tax returns, including all schedules, for prior two years. Loan file contains 2 years of W2 forms and YTD paystubs covering 30 days, along with 2 years of Tax Transcripts. Lender Guidelines and Appendix Q requirements have been met. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 5 years on job

1217162176	300718898	29736198-11a5-44eb-824e-746760e356c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	3 day rescission period not provided- Right to Cancel provided in the loan file has an expiration date the same as the disbursed date - not giving the Borrower a full 3 days rescission.		02/06/2018: A Post Close CD reflects the disbursement date after the Right to Cancel expiration date. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 5 years on job

1217162176	300718898	c2d75456-8a0b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure reflects the disbursement date on the date of consummation however; prior to the mortgage transaction date. Provide corrected CD and LOE to the borrower.		02/06/2018: A Post Close CD reflects the closing date the same as the mortgage transaction date and LOE to the borrower. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 5 years on job

1217162444	300722789	18bc2f09-f501-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 727 < 740 the minimum credit score required per lender guidelines.	Per our matrix and jumbo guidelines, a min FICO of 720 is acceptable, our borrower has a score of 727.	01/30/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/30/2018: Pending Client exception review.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43% oan qualified with DTI of 34.09%; Years in Field Borrower has been in field for 10 years

1217162444	300722789	a0d1e81d-f401-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
																The Fraud Report is attached. Thank you!	01/30/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43% oan qualified with DTI of 34.09%; Years in Field Borrower has been in field for 10 years

1217162549	300727791	9ead35ca-9959-45b0-9ba5-7a964759cab0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																02/14/2018: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
02/14/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792; Years on Job Borrower has 7 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

1217162549	300727791	5585471a-2608-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792; Years on Job Borrower has 7 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

1217163283	300711268	8daaf84d-a9ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
The loan file reflects a higher mortgage amount than shown on the credit report and mortgage statement in file.  Please provide the current mortgage statement for property #X on the final loan application.

01/30/2018: The underwriter took the most conservative path with this file. It's obvious from the bank statements that the borrower is paying more than the monthly balance. Also, the actual balance of the mortgage presented on the credit supplement is lesser than the balance being reported on the final 1003. Our borrower qualifies with the worst case scenario. Please rescind this condition. Thank you.1/26/2018: Due to property #2 being a commercial property and the mortgage does not reflect on credit, we didn't need to include this debt in the DTI nor did we have to verify the actual debt. The underwriter decided to use the worst case scenario from the estimated figures provided on the 1003. Please rescind this condition. Thank you!

01/30/2018: Audit re-analyzed all documentation with regards to the debt in question, and has determined that the debt was verified, disclosed and identified during the mortgage process. Even though the amounts were incorrect on the final 1003, the Credit report supplement verifies the lesser amount and payment. The higher amount was utilized to calculate DTI which is XX.XX%, as most conservative. Condition rescinded.    1/26/2018:  Audit reviewed Lender’s rebuttal and loan file.  Final 1003 reflects XXXXXXXXXXX XXXX #XXXX with a payment of $XXXX/month and a balance of $XXX,XXX.  Initial 1003 reflects XXXXXXXXXXX XXXX, no account number, with a payment of $XXXX and a balance of $XXX,XXX.  However, credit report supplement, dated X/X/XX, reflects XXXXXXXXXXX XXXX #XXXX with a payment of $XXXX/month and a balance of $XXX,XXX.  Statement in file #XXXX, dated XX/XX/XX, reflects a payment of $XXXX.XX/month and a balance of $XXX,XXX.  While the property is rented to a business and has a commercial lease, it is a single-family residence per XXXX Schedule E, item B and legal description on tax bill.  Lender’s guidelines require a final application signed by the borrowers that must include all income and debts verified, disclosed or identified during the mortgage process.  Please address discrepancies and provide corrected final, signed application.  Condition remains

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.34%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 752

1217163283	300711268	e3bfe0b0-91ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure was paid the service provider as reimbursement.  The reimbursement should be from the lender FBO.  Provide corrected CD and LOE to the borrower.
																	1/22/2018:Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.34%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 752

1217163283	300711268	06b473d5-adff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/23/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.34%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 752

1217163492	300715806	397bff28-b20a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Balance Sheet provided in the file was not signed by the borrower as required per lender's guidelines.
																02/20/2018: Uploading balance sheet and P&L signed/dated by borrower.
02/20/2018: Audit reviewed XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return, and has determined that said document was executed PRIOR/ON consummation. Appendix Q requirements have been met. Documentation is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.79%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.20 months reserves

1217163492	300715806	5d6e2332-b20a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Profit & Loss provided in the file was not signed by the borrower as required per lender's guidelines.
																02/20/2018: Uploading balance sheet and P&L signed/dated by borrower.
02/20/2018: Audit reviewed XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return, and has determined that said document was executed PRIOR/ON consummation. Appendix Q requirements have been met. Documentation is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.79%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.20 months reserves

1217163492	300715806	2ba5f88b-cbc8-400a-b639-a3573219cc48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
																	The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.79%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.20 months reserves

1217163492	300715806	e4544f51-b10a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		02/06/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.79%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.20 months reserves

1217164005	300735000	5bb11e62-8378-4844-b62a-799fa1f4226f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the service provider as Reimburse and should be to the service provider or FBO by lender as reimbursement.  Provide corrected CD and LOE to the borrower.
																	02/16/2018: A Post Close CD corrected the Credit Report fee and LOE to the borrower. The loan will be graded a B for all agencies.
1217164005	300735000	4d1dbb44-7213-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower hose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX.XX) with no resulting COC for any subsequent disclosure.  Final CD reflects a fee total of $X,XXX for a variance/refund required of $XX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/16/2018: A Post Close CD reflects the $XX.XX charge cure for XX% and LOE to the borrower. The loan will be graded a B for all agencies.
1217164005	300735000	a8a13016-4216-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The funding CD reflects the Closing Date as after the Disbursement Date.		02/20/2018: A Post Close CD corrected the Closing Date to the actual consummation date. The loan will be graded a B for all agencies.
1217164644	300719494	35255cc8-dff6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed XXXX return not provided.

01/19/2018: The borrower used the electronic PIN signature option provided by the IRS. Attached is the signed XXXX form. The file already contains the tax returns with the XXX signature and date on page 2 of the tax returns. Thank you!
																	01/19/2018: Audit re-analyzed the loan file, and has located the signed XXXX XXXX Tax Return on page 267 within the original file. Condition rescinded.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 12.9 months reserves

1217164644	300719494	12df22ae-3c0d-4a99-aab6-e2b6e08dcffd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed XXXX by more than two percentage points.
																01/19/2018: see attached
01/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 12.9 months reserves

1217164644	300719494	0bac2df4-711f-4c4a-9ec3-3e9952351e43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and did not reflect a Credit Report Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Years Self Employed Borrower has 6 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 12.9 months reserves

1217164697	300716421	9520173c-a606-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
The file is missing Settlement Disclosure for sale of REO, to remove mortgage from borrower debts and confirm net equity lender calculated in borrower assets. Documentation of all debt is required to be classified QM.
																02/02/2018: Attached is the final settlement statement for the sale of their REO. Thank you!
02/02/2018: Audit reviewed true certified copy of the Final Settlement Statement for sale of departure residence, and has determined that the documentation submitted reflects sufficient proceeds for reserves. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; Years on Job Borrower has 11 years on job

1217164697	300716421	103ad11b-3805-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
A Recording fee is missing from the final Closing Disclosure.  Since a Mortgage was sent for recording a fee is required.  The recording fee was also not disclosed on the seller CD.  Need corrected CD showing the recording fees.
																	1/29/18 - Exception is non-material and will be rated a 2.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; Years on Job Borrower has 11 years on job

1217164783	300715803	0306aefc-e699-4630-806b-0d1d6e68e907	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a credit report fee of $X resulting in a $X refund due for cure. Cure provided per lender credit on the funding CD
																	02/05/2018: Final CD shows a sufficient tolerance cure in the amount of $X. Loan will be graded a B for all agencies
1217164837	300716383	595e2eaa-a406-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX, supplemental Title Report reflects incorrect proposed insured amount.	02/05/2018: Attached is the title commitment with the correct loan amount of $XXX,XXX. Thank you!	02/05/2018: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.54%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; Years on Job Borrower has 5.5 years on job

1217164926	300716382	f12b5ee4-bd02-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/01/2018: Attached is the HELOC closure letter. Thank you!
02/01/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Document was dated POST Closing. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.92%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.31%

1217165309	300716420	54e8b5df-bf06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimates dated XX/XX/XXXX were not provided in the loan file. COC issued on XX/XX/XXXX due to change in appraised value effecting loan program.	02/08/2018: A redisclosed LE was not required as redisclosure is only required to reset tolerance baselines - per XXXX XXXX. XX(X)(X)(XX).- please rescind this condition
02/08/2018: Audit concurs with the Lender Rebuttal, and has determined that per XXXX  XXXX. XX(X)(X)(XX), only have to re-disclose LE if tolerances fall outside of guides. LE not required for Appraisal value decrease with no negative affect on the loan. Condition rescinded.

1217165600	300716494	0fc75245-85ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application signed by Borrower or certified by title agent was not provided. Additional conditions may apply.		01/26/2018: Received final settlement statement evidencing sale of departing residence, lien paid and netting sufficient cash to close. Condition cleared.
 Years Self Employed Borrower has 11 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%

1217165600	300716494	a122862a-5444-4d8b-bd11-e568554517d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a credit report fee of $XX.XX with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

01/22/2018: The Final CD reflected a Lender Credit in the amount of $X.XX for the increase in closing costs above the legal limit. The refund was sufficient. Non-material per XXXX guidance, loan will be graded a B for all agencies.

 Years Self Employed Borrower has 11 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%

1217165600	300716494	2cf77dc7-b802-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Added X/XX/XXXX:  Received settlement statement evidencing sale of departing residence.  The statement reflects $XXX,XXX.XX was transferred to the closing agent for the subject transaction on X/XX/XX.  The final CD provided, page XXX, does not reflect this deposit.  Please provide explanation letter and revised closing disclosure.
																02/14/2018: please see attached CD
02/14/2018: Audit review of revised CD reflecting initial deposit, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

 Years Self Employed Borrower has 11 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.71%

1217165604	300722848	651db831-4bfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence for Borrowers #1 &2 and Borrower #3 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Settlement Statements provided in the loan file for sale of both properties are Estimated.  Additional conditions may apply.
																	01/24/2018: Received final settlement statements for both properties reflecting liens paid and netting sufficient cash to close/reserves. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.40 months reserves; Years on Job Borrower #3 has 19 years on job

1217165604	300722848	356fd65f-0301-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Added X/XX/XXXX:  Received settlement statement for sale of previous property reflecting $XX,XXX.XX transferred to purchase transaction.  CD provided in original loan file (page 583) does not reflect this deposit.  Please provide post consummation CD and explanation letter.

01/30/2018: Funds received from sale are not required to be used in our transaction, therefore, do not have to be reflected on the CD. Title simply held these funds for the borrower. Both settlement statements prove that the borrower had more than enough funds to close. Please rescind this condition. Thank you!

01/30/2018: Audit concurs with the Lender Rebuttal, and has determined that the Settlement Statement reflects funds transferred to another loan NOT subject loan. Assets are sufficient without the proceeds from the sale of this previous property. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.40 months reserves; Years on Job Borrower #3 has 19 years on job

1217165604	300722848	91bd2459-7d7b-4b2f-a739-f90cf73fbb28	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Disclosure reflects an APR of X.XXX%, which is a difference of 0.XXX%% and exceeds allowable tolerance of 0.XXX%. No Cure.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.40 months reserves; Years on Job Borrower #3 has 19 years on job

1217165890	300727549	ef125be9-5c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Deed Recording Fee in section E of the final Closing Disclosure dated XX/XX/XXX is missing. Provide corrected CD and letter of explanation to the Borrower.		“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
1217165890	300727549	34e7bc36-5d07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Seller Closing Disclosure in file reflects Seller paid transactional fees in Section H, which should also be reflected in the Seller-paid column of Section H on the Borrower's final Closing Disclosure.
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
1217165930	300719324	c9c7f15f-a80d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau. Missing VVOE for business listed #2 on the final loan application.
																02/15/2018: Please rescind this condition. XXXXXXXXXXX XXXXX is not producing income. Its entered in the system as a loss so verification of business would not be required.	02/15/2018: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years Self Employed Borrower has 12 years Self Employed

1217165930	300719324	3dab48ec-a90d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence/property #X on the final application not provided. Mortgage statement only reflects taxes escrowed.	02/14/2018: Please rescind this condition. The XXXXX XXXXX statement shows both taxes and insurance disbursed YTD.	02/14/2018: Audit concurs with the Lender Rebuttal, and has determined that the Mortgage Statement reflects YTD disbursements for taxes AND insurance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years Self Employed Borrower has 12 years Self Employed

1217165930	300719324	12f0f37c-a90d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns for business listed #1 on the final loan application not provided.
																02/22/2018: Attached please find the business tax returns signed.
02/22/2018: Audit reviewed XXXX/XXXX executed XXXXX Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years Self Employed Borrower has 12 years Self Employed

1217166013	300716633	1c2c2dd7-e405-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report and should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
1217166156	300712730	e291e53d-3bfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception	Please provide evidence of Initial Application date. The 1003 in file is not dated. Need to evidence the initial disclosures were provided within 3 days.	Please rescind this condition- see attached initial 1003 which was signed with the application date of XX/XX/XXXX as well as the TRID history report which shows it was e-signed
01/29/2018:  Audit reviewed Lender's rebuttal and agrees.  The initial signed and dated application was provided in the original loan file and is dated the same date as the intent to proceed.  Condition rescinded.

1217166156	300712730	46232297-3bfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
																	01/18/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
1217167134	300718757	10150219-6cfc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Evidence of Self Employment
Verification of 2 years employment history is required in order for the loan to be considered a Qualified Mortgage.  The loan application indicated that the borrower was self-employed for 4 years prior to the borrower's current position. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.

02/01/2018: Sent for exception request based on current documentation.1/29/2018:  Letter from XXX stating withdrawal of funds from business account will not impact the health of the business was included in file. This is dated XX/XX/XXXX. Please accept as proof that business was still in existence at that time 1/23/2018:  Requesting Rescission. Documentation in file does provide a history of Self Employment. A VOB would not be requested unless positive income was being used to qualify. In order to document the history of this business there is 2 years of tax returns both showing the date of incorporation for this company, We also have a P&L and Balance Sheet showing the income from XXXX.

02/01/2018: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.02/01/2018: Exception is pending review from client.01/29/2018:  Audit reviewed Lender's rebuttal and disagrees.  Condition remains.01/23/2018:  Audit reviewed Lender’s rebuttal and disagrees.  The Lender’s guidelines require verification of borrower’s employment dates and status for all current and previous employers covering the last two years, for all borrowers whose income is used for qualification purposes.  Appendix Q requirements for two-year employment history require verification of income and the requirement for third-party record verification has not been met. The tax returns will only give you employment history for XXXX and XXXX .  The P&L (dated XX/XXXX through XX/XXXX) provided was not prepared by a third party, therefore cannot be used for verifying 2 years history.  Either a business license pulled within 30 days of consummation or a XXX letter with regards to the business is required.  The LOX did not reflect a “prepared by” from a third party, therefore cannot be used for third party record verification.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves

1217167167	300719412	4c6c3cd8-a106-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The credit report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the credit report Fee is included in the origination of the loan.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
1217167385	300718869	4527a779-af0e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business A, B, C, and D on Schedule E Part II of XXXX tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau. Per appendix Q, Third party verification is required in order for the loan to be classified as a Qualified Mortgage.
																02/14/2018: Attached please find the X businesses secretary of state verification of business. Please note the security instrument was not signed until X/XX/XX
02/14/2018: Audit reviewed evidence of borrower's business A, B, C, and D on Schedule E Part II of 2016 tax return within 30 calendar days prior to the note date, and has determined that documentation for Self Employed businesses via license verified through Secretary of State are deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 27.08 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.71%

1217168231	300719321	c322e094-6010-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

Requesting Rescission for this condition. Business search provided showing business showing on XXXX tax returns was dissolved XX/XX/XX. P&L and balance sheet should not be needed as business no longer affects borrower's income
																	02/20/2018: Audit reviewed Lender's rebuttal and agrees. Evidence the company was dissolved was located on page 308. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 775, loan qualified with FICO of 740

1217168231	300719321	6bba89c3-3810-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX P&L Statement for Schedule C Business of XXXX  tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

Requesting Rescission for this condition. Business search provided showing business showing on XXXX tax returns was dissolved XX/XX/XX. P&L and balance sheet should not be needed as business no longer affects borrower's income
																	02/20/2018: Audit reviewed Lender's rebuttal and agrees. Evidence the company was dissolved was located on page 308. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 775, loan qualified with FICO of 740

1217168231	300719321	f2f56db7-3910-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		02/12/2018: Non-material. Loan will be graded a b for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 775, loan qualified with FICO of 740

1217168231	300719321	23b2e9c1-3910-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects no Final Inspection Fee with no resulting CoC for any subsequent disclosures. The CD reflects a Final Inspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
																	02/12/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 775, loan qualified with FICO of 740

1217168235	300719371	439f3dd2-9b4e-4b70-97ef-e4d0dff67ada	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Abstract or Title Search and Title – Premium for lender’s coverage fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own Title – Abstract or Title Search and Title – Premium for lender’s coverage and did not use the provider on the WLSP.   The Title – Abstract or Title Search and Title – Premium for lender’s coverage fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	02/09/2018: Non-material. Loan will be graded a B for all agencies.
1217168235	300719371	06d434f8-c20d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file.	02/14/2018: XXXX
02/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X.XX% variance. Variance within acceptable tolerance. Condition Cleared.02/14/2018: Audit reviewed the "Appraisal Review Short Form", and has determined that the Reviewer did NOT accept the Appraisal. Reviewer request an explanations for basement finish, amenity, conditions. Per Reviewer, provide calculations for basement room count adjustments and on site amenity adjustments/values. Condition remains.

1217168348	300719320	ed2377eb-b106-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
																	01/31/2018: The Final CD reflects a close cure of $XX.XX, which is sufficient. Loan will be rated B for all agencies.
1217168661	300719478	e6c8152f-7d00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.XX%. Due to the miscalculation of rental income, the actual DTI is XX.XX%. The Lender rental income was -$XXX.XX per month. Recalculating the rental income using the XXXX Schedule E as per GL, results in -$XXX.XX monthly rent.

01/31/2018: Adding bonus income. documentation in file includes year end paystub for both XXXX and XXXX detailing this income. Updated income worksheet included.Rescission requested - Rental income worksheet provided. Numbers on worksheet match tax returns and double checking the math the net amount of $-XXX.XX is confirmed. If this is correct can you please Rescind. If this is incorrect can you please note where the math is incorrect.

01/31/2018: Audit reviewed XXXX and XXXX end of the year pay stubs, as well as W2s for XXXX and XXXX, and has determined that both pay stubs reflect bonus income. The cumulative income on the W2s support the earning trends of this type of income. Two years of Bonus history has been evidenced PRIOR to consummation. As XXXX is slightly higher than XXXX, an average of XXXX bonus only was used in calculations. The additional $XX,XXX.XX for the bonus was included in the monthly base income, bringing the DTI to XX.XX%. Condition cleared.    01/29/2018:  See attached worksheet.  The property has 2 assessments; $XXX.XX per month (XXXXXX XXXXXXX XXXXXX XXXX XXXX) and $XXX.XX (XXXXXX XXXXXXXXXXX XXXX)which totals $XXX.XX/year.  XXXX Schedule E, statement 1 reflects association dues of $XXXX.XX/year.  Lender's worksheet reflects $XXX/month per page XXX.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 135 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

1217168661	300719478	46646c35-5000-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
																	The Final CD reflects a tolerance cure of $XX.XXX, which is sufficient. Loan will be rated a Fitch B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 135 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years on Job Borrower has 11 years on job

1217169465	300722788	38d63c6a-5b6a-472f-bfee-bd323bd1b493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
																	The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
1217169723	300721925	1b8f9589-b01c-4272-90cd-06d0a798e9a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The Points and Fees Threshold is $XX,XXX.XX. The actual Points and fees are $XX,XXX.XX, an over disclosure of $X,XXX.XX.	02/06/2018: see attached
02/06/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

1217169763	300722032	65df221a-5e08-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet XX% threshold.
																	02/02/2018: A RESPA Recording fee charge cure on the final CD. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 99 months payment history with no late payments reported

1217169867	300709060	3d5af9e9-3f50-4729-8a40-9d17a6c27545	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																02/07/2018: see attached
02/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

1217170173	300722588	c66fdb5d-f010-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for XX.XX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. Additionally, evidence of a listing and address for each business from a telephone book, the internet or directory assistance is required. The loan file contained no verification for Business A, B and additional self-employed business tax returns provided for.
																Requesting Rescission. Secretary of state print out dated within 30 days of closing. This print out also shows the address of the businesses.
02/21/2018:  Audit reviewed Lender's rebuttal and original loan file.  Tax returns, balance sheet and profit & loss statements provided for businesses A & B.  However, since no income was utilized for businesses A & B., no further documentation required.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	56314549-f010-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided for the most recent two years not provided for Business D, on Part II of the XXXX Schedule E.
																Business D is not owned by the borrower. k1s included in file show all income seen on tax returns belongs to spouse.	02/21/2018: Audit reviewed Lender's rebuttal and original loan file. Business D is owned by the non-borrower spouse as reflected by K-1 and XXXX Schedule E II. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	c50c2d5f-a911-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																Business D is not owned by the borrower. k1s included in file show all income seen on tax returns belongs to spouse.	02/21/2018: Audit reviewed Lender's rebuttal and original loan file. Business D is owned by the non-borrower spouse as reflected by K-1 and XXXX Schedule E II. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	a073e751-aa11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																Business D is not owned by the borrower. k1s included in file show all income seen on tax returns belongs to spouse.	02/21/2018: Audit reviewed Lender's rebuttal and original loan file. Business D is owned by the non-borrower spouse as reflected by K-1 and XXXX Schedule E II. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	4cd113bd-7d15-43c8-879f-71e13285436f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Document Prep and Title - Tax Cert fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own Title - Document Prep and Title - Tax Cert and did not use the provider on the WLSP. The Title - Document Prep and Title - Tax Cert fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	02/14/2018: Post closing CD corrected Title- Document Prep and Title-Tax Cert service provider to provider listed on WLSP. Loan will graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	0fc26a03-f110-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Survey Fee is reflected in section C of the final Closing Disclosure. The borrower used the provider on the WLSP. The Survey Fee should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	02/14/2018: Non-material. Loan will graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170173	300722588	efa522f3-f010-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Conveyancing Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		02/14/2018: Non-material. Loan will graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves; Years Self Employed Borrower has 17.08 years Self Employed

1217170507	300722787	c4cd94c0-cbf1-4da0-bca6-a30c66d465d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		02/09/2018: A RESPA Appraisal charge cure on the final CD in the amount of $XX. Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.14%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; Years in Field Borrower has 12 years in Field

1217170715	300733458	16ad3cb8-2617-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance	The hazard insurance certificate provided is missing the policy number.		02/28/2018: Received insurance certificate with policy number provided. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.88%

1217170782	300722029	2e38d516-f410-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues or LOE of no HOA dues for property #1 on the final loan application.	Requesting rescission review. Property is a SFH. There is no evidence that property is a condo or PUD. HOA fees do not apply here.
02/21/2018:  Audit reviewed Lender's rebuttal and original loan file.  Regarding departing residence, taxes $XXX.XX page XX & insurance $XX.XX page XX.  Taxes/insurance/maintenance on final 1003 $XXX.XX,  Invalid condition, rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781

1217170905	300722209	889db7e0-2b10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business's A and C on Schedule E Part II of 2016 tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau. Per appendix Q, 3rd party verification of employment required in order for the loan to be classified as a Qualified Mortgage.

Please rescind the condition for Business A as it was not used in qualifying and not required. Also rescind the requirement for Business C as a loss was counted against the borrower so it would not matter if it was still in business.

02/20/2018:  Audit reviewed Lender's rebuttal and original loan file.  Income from business A was not utilized.  Loss from business C was deducted. Third party verification not required.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128 months reserves

1217170905	300722209	b328c46d-2c10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		02/20/2018: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128 months reserves

1217170930	300722613	1a7ced67-d70d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard insurance policy is effective after the Note date.	02/14/2018: Please rescind this condition. The insurance policy uploaded with the original file and attached again is effective the date of closing.
02/14/2018: Audit concurs with the Lender Rebuttal, and has determined that a valid Hazard declaration page was located within the original loan file (p18) with the correct effective date of closing. Condition rescinded. 02/09/2018:  no corrective CD in file.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.55%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

1217170930	300722613	7a704195-d70d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Alt A from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  The Alt A Settlement Statement in the loan file was not signed by the borrower or stamped True and Certified by the Settlement Agent.  Additional conditions may apply.

02/16/2018: Sorry for the error on our part. Here is the signed disclosure on the previous property02/14/2018: Please rescind this condition. The attached closing disclosure of their departing residence was sent with the original file and is attached again.

02/16/2018: Audit reviewed executed Final CD for departure residence, and has determined that documentation reflects sufficient proceeds for reserves and cash to close. Documentation submitted is deemed acceptable. Condition cleared. 02/14/2018: Audit reviewed CD, and has determined that said document submitted is for the SUBJECT property NOT the DEPARTURE residence. ALTA Settlement Statement on page 219 is unsigned and/or not stamped as true certified Final. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.55%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

1217171337	300722335	99eed5d1-780a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Closing Date on the funding CD did not match the mortgage transaction date. Provide corrected CD and LOE to the borrower.		02/05/2018: A Post Close CD corrected the Closing Date and LOE to the borrower. The loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.92%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 52.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%

1217171572	300722334	bda839e3-e60d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 736 < 740 the minimum credit score required per lender guidelines.	02/14/2018: Please rescind this condition. Our Elite Matrix allows the credit score to go as low as 700 on a 65% LTV Cash out refinance.
02/21/2018: Audit received confirmation from the Client, the Jumbo Elite Matrix has been approved.  Application date was POST Matrix date, therefore condition is cleared.  02/14/2018: Exception is pending review from client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; Years in Field Borrower has 18 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.5 months reserves

1217171572	300722334	58497388-e70d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording
																02/13/2018: copy of the recorded mortgage is not required for funding. please rescind the condition
02/13/2018: Audit review of Closing Instructions reflects commitment to record mortgage immediately after closing, documentation provided within the loan file is deemed acceptable, condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; Years in Field Borrower has 18 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.5 months reserves

1217171572	300722334	f112fd74-e70d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; Years in Field Borrower has 18 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.5 months reserves

1217171582	300722333	4cbf9949-cc07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply. ( Report in file is missing pages and OFAC Search)
																02/08/2018: XXXXXXXXXX report is attached. Thank you!	02/08/2018: Audit reviewed Fraud tool provided PRIOR to closing, and has determined that all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Years on Job Borrower has 15 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.29%

1217171582	300722333	9afd2d30-49e9-4cd4-b8ab-21d0427850c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

02/01/2018: The Final Closing Disclosure provided in the loan file reflects a lender credit of $XXXX.XX with $XX.XX credit for increase in closing costs above the legal limit. The refund is sufficient. Non-material per SFIG guidance, loan will be graded a B for all agencies

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Years on Job Borrower has 15 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.29%

1217171597	300724609	f6a003d4-f50f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.XX%.  Due to the miscalculation of income, the actual DTI is XXX.XX%.  YTD Profit & Loss does not support the qualifying income.  The lender used the 2 year average of the borrower's XXXX & XXXX income from Business A on Schedule E Part II of XXXX tax return, however the XXXX YTD Profit & Loss statement provided for the borrower reflects a sharp decline in income.  Per Appendix Q, if YTD Profit & Loss is less than 2 year average, the declining income must be used to qualify the borrower.

02/16/2018: Please clear this condition. The compensation of officers for XXXX and XXXX were all paid to XX. XXXXXXXX 100% owner. So for XXXX you would include the Payroll expenses into the net profit for the business and there would be sufficient income.

02/16/2018: Audit reviewed the Lender Rebuttal, and has determined that the Profit & Loss reflects "Payroll Expense", as well as "Outside Labor" therefore, income for "Payroll expenses" is supported by the XXXX/XXXX 1125-E Compensation of Officers with no other line items for "other expenses". DTI is XX.XX% and meets guidelines. Condition cleared.

 Years Self Employed Borrower has been self employed for 6 years; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

1217171597	300724609	4a53085c-dd0d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 714 < 740 the minimum credit score required per lender guidelines.	02/16/2018: Please rescind this as the program allows the minimum credit score to be 700. Please refer this to a manager and not for client review.
02/21/2018: Audit received confirmation from the Client, the Jumbo Elite Matrix has been approved.  Application date was POST Matrix date, therefore condition is cleared.02/16/2018: Exception is pending review from client, as Matrix has NOT been approved by the Client.

 Years Self Employed Borrower has been self employed for 6 years; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

1217171597	300724609	fd1905c6-f50f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Balance Sheet provided in the loan file was not signed by the borrower.
																02/21/2018: Attached please find the signed balance sheet
02/21/2018: Audit reviewed executed XXXX Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Years Self Employed Borrower has been self employed for 6 years; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

1217171709	300722600	a7267651-cc06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 706 < 740 the minimum credit score required per lender guidelines. Client Overlay Exception, Client to review: 705 < 680 minimum credit score required per client.
02/06/2018: Per Jumbo matrix and guidelines, the borrower needs a min FICO of 700 with a max LTV of XX%, max loan amount of $XXXXXXX, Max DTI of XX%, and 6 months of reserves. Please rescind this condition, borrowers' score of 706 is sufficient. Thank you!
																	02/06/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.02/06/2018: Exception is pending review from client.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65%; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income; Years Self Employed Borrower has 15 years Self Employed; Full Documentation Full Documentation loan

1217171709	300722600	5c0d9e44-cd06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned
The statement for account #1 on final application reflects a deposit of $XXXXXX.XX. The loan file contained evidence of a total in verified assets of $XXXXX.XX through 1 month bank statement. The Guidelines required 2 months bank statements.

02/06/2018: Asset statement for the account ending in XXXX is dated X/XX - XX/XX; 2 month requirement is met. The account in ending in XXXX is documenting the receipt of the Social Security check; only one month is provided. Please rescind this condition. Thank you!

02/06/2018: Audit concurs with the Lender Rebuttal, and has determined that the bank statement provided within the loan file verifies 3 months. The other statements verify Social Security checks only. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65%; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income; Years Self Employed Borrower has 15 years Self Employed; Full Documentation Full Documentation loan

1217171709	300722600	b2922134-cd06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves	16.56 mos < 18 mos required, per lender. Assets verified of $XXXXX.XX, for reserves which is not sufficient for the subject and additional financed properties.	02/06/2018: Per the matrix, the borrower only needs 12 months of reserves which totals $XXXXX.XX. Borrower has sufficient assets.
02/06/2018: Audit re-analyzed the loan file, and has determined that the REO listed is a duplex with 2 addresses. Reserves required are 6 months for subject PITI and 6 months for REO duplex, total reserves required are 12 months. Reserves are sufficient with 15.30 months verified. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65%; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income; Years Self Employed Borrower has 15 years Self Employed; Full Documentation Full Documentation loan

1217171709	300722600	d7738bb8-cc06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for rental property #2 on the loan application not provided.
02/06/2018: Borrowers only have 1 rental property: XXXXXXXXXXXXXXXXXX. The property taxes are provided in the file from the XXXXXXXXXXXX County Treasurer and Tax Collector. The document does not contain the address but has the APN (or Assessor ID Number) XXXX-XXX-XX listed; which can also be found on the property profile report from XXXXX XXXXXXXX. Please rescind this condition. Thank you!

02/06/2018: Audit concurs with the Lender Rebuttal, and has determined that said REO is a 2-4 Duplex with 2 addresses. The Address listed on the final 1003 is the only REO owned by borrower. APN on the Property tax payment inquiry within the loan file matches REO property APN on property profile. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65%; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income; Years Self Employed Borrower has 15 years Self Employed; Full Documentation Full Documentation loan

1217171709	300722600	6b2e0c16-ce06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Loan will be Graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 65%; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income; Years Self Employed Borrower has 15 years Self Employed; Full Documentation Full Documentation loan

1217172295	300722612	8afc7825-0810-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 708 < 740 the minimum credit score required per lender guidelines. Client Overlay Exception, Client to review: 708 > 680 minimum credit score required per client .	02/14/20198: Please rescind this condition. Our Elite Matrix allows the credit score to go as low as 700 on a XX% LTV Cash out refinance. This is a XX.XXX% LTV/CLTV.
02/21/2018: Audit received confirmation from the Client, the Jumbo Elite Matrix has been approved.  Application date was POST Matrix date, therefore condition is cleared.02/14/2018: Exception is pending review from client.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11 months reserves; Years on Job Borrower has 9 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.47

1217172295	300722612	74c1dea0-0910-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies. 02/12/2018 - A Post Close CD reflects a lender-paid credit report fee. Loan will be graded a B for all Agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11 months reserves; Years on Job Borrower has 9 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.47

1218000166	300722611	68afadc8-5007-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date.
Exception granted for properties located in XX when the effective date of the insurance is after the closing date but on or prior to the disbursement date. Final grade will be a "B" for all agencies; client waived as non-material.

1218000220	300722610	cd5f7eda-eb15-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in Section H on the Final CD does not list the name of the payee. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
1218000421	300722609	08c74f6c-3608-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	02/08/2018: Attached is the signed HELOC closure letter. Thank you!	02/08/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.12%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777

1218000898	300722785	7545c5d1-f710-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 and Underwriter Approval are missing from the loan file.		02/21/2018: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.30 months reserves

1218001039	300722784	97295599-dc10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	02/13/2018: Post Close CD in the loan file reflects the Credit Report fee in section B of the Closing Disclosure. Condition cleared. Loan will be graded a B for all agencies
1218001062	300723063	3322d473-592e-4fa3-89ac-d565c440079c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is paid to the service provider as a Reimbursement and should be paid by the lender FBO. Provide corrected CD and LOE to the borrower.		02/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777

1218001062	300723063	57099a46-1011-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/14/2018:Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777

1218001779	300735308	48ed5d05-e418-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																	03/01/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.90%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 232.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

1218001894	300723062	b504ceae-9907-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/08/2018: The HELOC closure letter is attached. Thank you!	02/08/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

1218001894	300723062	d46f239b-9907-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2 on the final application not provided.	02/08/2018: Taxes and Insurance are escrowed for property #2 per Regions Mortgage statement provided in the file. Please rescind this condition. Thank you!	02/08/2018: Audit reviewed Mortgage Statement (p88), and has determined that the payment breakdown reflects escrows of taxes AND insurance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

1218001894	300723062	1f6b1808-9b07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure was paid as reimbursement and should of only been paid to the service provider.  Provide corrected CD and LOE to the borrower.
																	02/01/2018: A Post Close CD reflects the correct service provider and LOE. The loan will be graded a B by all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

1218002096	300723846	872fc60a-9994-4b30-b506-37a6a8227f35	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and should be paid to the directly to the service provider or FBO from the lender as an reimbursement.  Provided corrected CD and LOE to the borrower.
																	02/15/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
1218002198	300723084	6337a842-be7e-4b40-a5c6-35eeeb725f6b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																02/21/2018: please see attached and clear the condition
02/21/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

1218002363	300723082	c1edd963-9906-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes
Evidence of property taxes for departing residence on the final application not provided.  Document in file is incomplete and unable to obtain Property tax payment from document.  The tax document in the loan file is cut off and the amount cannot be determined.  Additional conditions may apply.
																	02/02/2018: Received legible tax bill. Condition cleared.
 DTI is lower than guideline maximum DTI is lower than maximum DTI of 43%.; FICO is higher than guideline minimum Guideline FICO is 740, actual FICO is higher at 790.; Disposable Income is higher than guideline minimum Guidelines did not require disposable income, however borrowers disposable income is enough to cover the payment of 2 properties.

1218002363	300723082	1eca2a97-c106-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided or business C on Scheudule E, Part II of the XXXX tax return.
																02/09/2018: Fully executed tax returns are attached.
02/08/2018: Audit reviewed XXXX/XXXX executed 1065 entity listed on Schedule E - II (C) of Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum DTI is lower than maximum DTI of 43%.; FICO is higher than guideline minimum Guideline FICO is 740, actual FICO is higher at 790.; Disposable Income is higher than guideline minimum Guidelines did not require disposable income, however borrowers disposable income is enough to cover the payment of 2 properties.

1218002363	300723082	0b5680d0-1441-4804-a36f-0efca521579b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee and Credit Report fee in section B are paid as Reimbursement to the providers and if reimburse should be paid by the lender FBO. Provide corrected CD and LOE to the borrower.		01/31/2018: A Post Close CD corrected the service provider and LOE to borrower. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum DTI is lower than maximum DTI of 43%.; FICO is higher than guideline minimum Guideline FICO is 740, actual FICO is higher at 790.; Disposable Income is higher than guideline minimum Guidelines did not require disposable income, however borrowers disposable income is enough to cover the payment of 2 properties.

1218002431	300723081	7313e3ac-eb18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																	03/01/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.71%

1218002431	300723081	6573097d-eb18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/27/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.71%

1218002901	300723679	d6891ae6-34f5-495b-bc71-1ae12e06dbc7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is blank. No Cure - Missing document not provided.		02/14/2018: Non-material. Loan will be graded a B for all agencies.
1218002907	300723596	20521f6b-8315-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
1218003306	300727772	6199fe05-7d0e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Recording Fee for Mortgage was not disclosed in Section E of the final Closing Disclosure, despite documentation the mortgage was mailed for recording. Recording fees belong in section E.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
1218004008	300724572	d5869738-54f4-4c0d-b0b1-5f27d6a71009	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
																	02/22/2018: A Post Close CD removed the reimbursement and LOE to the borrower. The loan will be graded a B for all agencies.
1218004464	300727770	8b5433c9-6e16-4c31-b4cb-d59b71d37303	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Written List of Service Providers not found for initial LE dated XX/XX/XXXX		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #56 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 76.19; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 770

1218004893	300726251	1141ec4f-a006-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Client Overlay Exception, Client to Review - Credit score of 724 < 740 the minimum credit score required per lender guidelines.	Please rescind this condition. Per Jumbo matrix and guidelines, the borrowers FICO, loan amount, and DTI is sufficient. Thank you!	02/05/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.02/02/2018: Pending Client exception review
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #142 months excess reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.33%; No Mortgage Lates No Mortgage Lates in #99 months reviewed

1218004893	300726251	e8df729e-a006-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/31/2018: Lender provided post close corrective CD listing credit fee paid by lender. Finding deemed non-material and loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #142 months excess reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.33%; No Mortgage Lates No Mortgage Lates in #99 months reviewed

1218004893	300726251	444dbf3a-a106-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in Section (H), Title-Owners Title Policy is missing payee. Please provide a corrected Closing Disclosure; Please note that an explanation to the borrower must be issued.		01/31/2018: Lender provided post close corrective CD listing title fee payee in section H. Finding deemed non-material and loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #142 months excess reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.33%; No Mortgage Lates No Mortgage Lates in #99 months reviewed

1218004893	300726251	40986a6c-9f06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		01/31/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #142 months excess reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.33%; No Mortgage Lates No Mortgage Lates in #99 months reviewed

1218005396	300727548	aabf6fb7-8a12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in File.	02/21/2018: There is a letter from XXXXXXXXX in the file confirming that once funds are received, the account will be paid and closed. This account was paid off on our Final CD.
02/21/2018:  Audit reviewed Lender's rebuttal and original loan file.  Payoff states the loan will be closed and a satisfaction of security interest will be recorded upon receipt of payment. CD reflects loan was paid off.  Signature is not required.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years in Field Borrower has 17 years in Field

1218005396	300727548	a7274215-8b12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation
Credit report reflects Borrower is a Victim of Fraud.  Loan file does not contain documentation to support the Credit Report fraud alert was addressed or verified. The third party fraud report reflects an alert.  Evidence the Lender addressed alerts not provided.

02/28/2018: The XXXXX XXXXXXXXX XXXXX Report reflects a low impact variance. The underwriter cleared this variance due to the credit report not returning any additional names or social security numbers other than the ones that were provided in the initial credit report pull. No further action or documentation would be required. A XXXXX Search on both borrowers confirms that the social security numbers provided on the initial 1003 are accurate. The credit report would be considered a direct verification with the social security administration.02/21/2018:  Can you please advise where you are showing a Fraud Alert on the Credit Report? Unable to locate any Fraud Alerts on the credit report in our file.

02/28/2018: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided within the loan file to verify SS#. The issue was addressed and verified through the USA Patriot Act Disclosure document which reflects Social Security card was provided as a verification document. Condition cleared. 02/21/2018:  Audit reviewed original loan file.  The credit report does not reflect an alert for victim of fraud.  The potential identity issue is on the third part fraud report, page 222.  It states to verify the SS# belongs to the borrower through a direct verification with the Social Security Administration.  Unable to locate direct verification in the loan file.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.02%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years in Field Borrower has 17 years in Field

1218006684	300730935	c2434dc2-58d2-4942-9db4-c79f4ddab526	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XXXXXX.XX points and fees exceeds $XXXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
																	02/21/2018: Received evidence of PAR rate. Points are bona fide and threshold is within acceptable tolerance. Condition cleared.
1218010770	300739148	cbaa9eae-ce18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																	03/01/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 26 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 786 .; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72 0x30 reporting on the credit report.

1218010770	300739148	1640cbcc-f41a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal Missing.		02/27/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 26 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 786 .; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72 0x30 reporting on the credit report.

1218011010	300733478	56ca95fb-431b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 or loan approval is missing from the loan file.		03/01/2018: Received 1008. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

1218011010	300733478	43de349d-431b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report.  Additional conditions may apply.
																	03/01/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

1218011010	300733478	979e14cf-291b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
																	02/20/2018: A Post Close CD removed the reimbursement and LOE to the borrower. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

1517019504	300678715	c77bc2bd-bcd6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns for XXXX for primary borrower not provided.
																02/02/2018: Fully executed XXXX tax returns are attached. Thank you!01/05/2018: borrower signed missing XXXX 1040's
02/02/2018: Audit reviewed XXXX executed 1040 Tax Return, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.01/05/2018: Audit reviewed XXXX executed 1040 Tax Returns, has determined that the document was dated AFTER the Note date.  In order for the loan to be classified as QM, the XXXX 1040 Tax Return was required to be obtained PRIOR to consummation (defined by the NOTE date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.16%; Reserves are higher than guideline minimum UW Guides require69 months reserves, loan qualified with 41.70 months reserves

1517019504	300678715	8076c13f-fb5f-40bd-9411-079cce9b64d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.16%; Reserves are higher than guideline minimum UW Guides require69 months reserves, loan qualified with 41.70 months reserves

1517020123	300702693	f9dfe157-065c-45f5-ae64-55aee2597540	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Verification of Employment Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Verification of Employment Fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
																	Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
1517021003	300709859	ad93053a-2b8e-4fed-8b01-9ed6e74e29e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Evidence of receipt of Home Loan Toolkit was not provided in the loan file.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517021003	300709859	ecacc885-6af5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Originator Name and/or Identifier Number on application does not match NMLS result	The Loan Originator NMLS on the note, mortgage and final application is incorrect.	02/02/2018: please see attached
02/02/2018: Audit reviewed corrected NMLS on the Note, Scrivener's Affidavit for the Mortgage and Final Application, and has determined that the documentation submitted is deemed acceptable. The Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes was provided.  Loan will be rated a Fitch 'B'.

1517021003	300709859	d0a54c09-7322-4f6a-9b29-42510cb73050	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517021003	300709859	20593303-71f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a XXX refund due for cure.  Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXXX.XX ($XXXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XXXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.
																	The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
1517021003	300709859	94fc6870-71f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure do not reflect the name of the payee or the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517021003	300709859	278e6edc-3b21-4c91-8c39-eb6638f3beb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower & co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517021278	300709795	a792457d-7507-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXXXX vs. the final CD reflects Estimated Cash to Close of $XXXXXX. Provide corrected CD and LOE to the borrower.		02/01/2018: A Post CD reflected the Estimated Cash to Close corrected and LOE to the borrower. The loan will be graded a B for all agencies.
1517021278	300709795	84323ede-7607-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception 2	The final CD reflects section C fees on the LE were moved to section B and is an improper placement of fees on the CD. The lender did not provide a reason to move these fees or an updated WLSP.		02/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
1517021278	300709795	5333f7ae-8d6e-4b71-88b7-5f3a7d328567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.	02/05/2018: please see attached	02/05/2018: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
1517021278	300709795	1181204f-b906-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Credit Report fee and Flood Cert Fee in Section B despite a credit report and flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	02/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
1517021278	300709795	38ba6114-7607-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		02/01/2018: A 2nd Post Close CD reflects a appraisal fee of $XXX and no refund due. The loan will be graded a B for all agencies.
1517021278	300709795	61568a68-7837-43f9-be14-264b4758f3d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title - Documentation Preparation, Title - Endorsement fee, Title - EStorage fee, Title - Lender's Title Policy, Title - Loan Tie-In-Fee, title - Messenger fee, Title - Notary fee, Title - Recording Service fee, Title - Settlement Agent fee and Title - Wire fee in Section B.  The Borrower selected their own service provider.  Those fees should be reflected in section C.  Provide corrected CD and LOE to the Borrowers.
																	02/01/2018: The fees were within the 10% tolerance. The loan will be graded a B for all agencies.
1517021278	300709795	5edd6b68-5440-438c-9984-dd37915e2eb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Taxes in section E of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		02/01/2018: A Post Close CD did not correct this. Non-material per SFIG guidance, loan will be graded a B for all agencies
1517021278	300709795	f1feffd4-7837-4400-bc24-fe1ea2d032ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing the required data under the General Information section for the field titled Transaction Information: Seller. Provided re-disclosed CD and letter of explanation.		02/01/2018: A Post Close CD and LOE added the seller information. The loan will be graded a B for all agencies.
1517021278	300709795	d03e787f-7707-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Title fees, Pest Inspection fee, 1099 Processing fee and natural Hazard Report fee in section B, Homeowner's Warranty fee in section H and Homeowners' Insurance Premium and HOA Dues in section F of the final Closing Disclosure are missing the name of the service providers.  Provide corrected CD and LOE to the borrower.
																	02/01/2018: A Post Close CD corrected the service providers except the HOI and LOE to the borrower. Non-material per SFIG guidance, the loan will be graded a B for all agencies.
1517021356	300678966	52dcb3c2-2308-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Added 02/02/2018:  The Lender's guidelines require verification of the self-employed business by a third-party source within 30 calendar days from the note or funding date. There is a VVOE in the file dated the disbursement date.  However, file is missing either a XXX letter or business license.  The VVOE is not acceptable because it states the borrower was self-employed at time of application.  The application date is > 30 days prior to the note date.

02/06/2018: Requesting Rescission review. A secretary of state search done on XX/XX was provided showing the borrower's XXX XXXXXXX was in good standings with the state. Note is dated XX/XX. (This documented is listed as a verification of employment)

02/06/2018: Audit re-analyzed the loan file, and has determined that evidence was located (p419) via Business Search from Secretary of State that verifies company status as Active. Documentation was submitted within 30 days from Note to prove no gaps greater than 30 days and to meet Lender Guidelines. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years Self Employed Borrower has 12.58 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.05%

1517021356	300678966	96457627-d105-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of property taxes and insurance for property #1 on the final application not provided. Per appendix Q, documentation of all PITIA for REO income is required in order for the loan to be classified as a Qualified Mortgage.
																Please rescind this condition. Per mortgage statement provided initially, taxes and insurance are escrowed. Thank you!	02/02/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years Self Employed Borrower has 12.58 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.05%

1517021356	300678966	f54dd6bf-1743-4b6d-8ddc-5ea24204ceaf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
																Please see attached CD and screenshot from disclosure history provided with credit upload	02/02/2018: Received initial closing disclosure. Tracking history provided in the original loan file verifies borrower acknowledgement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years Self Employed Borrower has 12.58 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.05%

1517021356	300678966	d8869708-2d08-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Added 02/02/2018: Missing closing disclosures to correspond with the change in circumstances dated XX/XX and XX/XX.	02/05/2018: A redisclosed LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).
02/05/2018: Audit reviewed the Lender Rebuttal, and has determined that the change in circumstances dated XX/XX and XX/XX do not require a CD. The only time a new CD is required is an APR increased by more than X.XXX%, loan program change or adding a prepayment penalty. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years Self Employed Borrower has 12.58 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.05%

1517021356	300678966	9875d7e7-d005-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimates dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were not provided in the loan file.		02/02/2018: Audit reviewed original loan file. Per disclosure tracking history, no loan estimates were sent on those dates. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years Self Employed Borrower has 12.58 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.05%

1517021844	300711158	0f399ca4-90ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
The Note, mortgage and appraisal dated XX/XX/XXXX indicates a property address ofXXXXXXXXXXXXXXXXXXXXXXXXX with a zipcode of XXXXX vs the title, hazard insurance, flood cert and appraisal dated XX/XX/XXXX which reflects a property address of XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX with a zipcode of XXXXX. Please verify the correct zipcode for the property address. Additional conditions may apply.
																01/30/2018: attached is the address affidavit to correct the zip code
01/30/2018: Audit reviewed Notarized Address Affidavit, and has determined that said document states the correct zip code for subject property is XXXXX. Documentation provided is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW guides require 9 months reserves; loan qualified with 24.90 months; Years on Job Borrower has 17 years on job; FICO is higher than guideline minimum UW guides require FICo of 740; loan qualified with FICO of 780

1517021844	300711158	69321bc3-57de-4799-8407-f6fe18c8641b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX and Credit Report fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD dated reflects an Appraisal Fee of $XXX.XX and Credit Report fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/02/2018: please see attached
02/02/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW guides require 9 months reserves; loan qualified with 24.90 months; Years on Job Borrower has 17 years on job; FICO is higher than guideline minimum UW guides require FICo of 740; loan qualified with FICO of 780

1517021844	300711158	bed73137-76fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXX.XX.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guides require 9 months reserves; loan qualified with 24.90 months; Years on Job Borrower has 17 years on job; FICO is higher than guideline minimum UW guides require FICo of 740; loan qualified with FICO of 780

1517021844	300711158	6172df73-75fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/19/2018: A CDA provided reflecting a value of $XXXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guides require 9 months reserves; loan qualified with 24.90 months; Years on Job Borrower has 17 years on job; FICO is higher than guideline minimum UW guides require FICo of 740; loan qualified with FICO of 780

1517022191	300709793	4efaf3b9-b5fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX with an extended coverage of XXX% for a total coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX . A cost estimator from the insurer was not provided.
																01/31/2018: see attached rvsd dec page
01/31/2018: Audit reviewed updated Hazard Insurance Declaration page with dwelling coverage of $XXXXXX with an extended coverage of XX% for a total coverage of $XXXXXX. Coverage is sufficient, however Declaration page with updated coverage was dated post closing. Loan will be rated a B for all agencies.  01/24/2018:  Audit reviewed Lender's rebuttal and disagrees.  $XXXXXX x XX% = $XXXXXX a shortfall of $XXXXXX.  Extended coverage would need to be XXX% to equal $XXXXXX. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.36%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.

1517022191	300709793	7628d5e2-15fc-44b6-ba5e-d48459676771	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX, a Credit Report Fee of $XX and did not reflect a recording fee with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX, a Credit Report Fee of $XXX.XX and a recording fee of $XX resulting in a $XXX.XX refund due for cure.  Section J of the closing CD reflects a sufficient lender credit of $XXX.XX.
																	Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.36%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.

1517022430	300709404	c4604f35-6bfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517022430	300709404	18b578f1-5b31-49d8-9e25-759adb645c0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The final closing disclosure reflects a disbursement date prior to expiration of right to cancel period. The 3 day rescission period was not provided.	01/25/2018: please see attached
01/25/2018: Audit reviewed Post Funding CD, and has determined that the Disbursement date was corrected. The 3 day rescission period was provided to the borrower. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

1517022729	300710832	7c6485a4-5df5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		01/12/2018: Received 1008. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years in Primary Residence Borrower has resided in subject for 11 years; Years Self Employed Borrower has 21 years Self Employed

1517022954	300710077	78469074-fd10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 717 < 740 the minimum credit score required per lender guidelines.	02/21/2018: Please rescind this condition. Our Elite Matrix allows the score to be 700 or higher. Please take this to a manager.	02/21/2018: Audit received confirmation from the Client, the Jumbo Elite Matrix has been approved. Application date was POST Matrix date, therefore condition is cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves; Years Self Employed Borrower has 8 years Self Employed

1517022954	300710077	68602876-bffd-4752-a95e-89bfc49419ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Provide corrected CD and letter of explanation to the borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves; Years Self Employed Borrower has 8 years Self Employed

1517022954	300710077	971bc69e-1b10-4151-989e-ea0cfb70bfd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.
A Post Close CD provided in the file reflects the government entity for transfer taxes along with letter of explanation to the borrower.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves; Years Self Employed Borrower has 8 years Self Employed

1517022959	300710691	937a821c-b702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial Closing Disclosure dated XX/XX/XXXX was not provided in the file.		02/01/2018: Received initial closing disclosure. Acknowledgement was provided in the original loan file. Condition cleared.
1517022959	300710691	6ce1a99e-d605-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Revised LE to correspond with the COC form dated XX/XX/XXXX was not provided in the loan file.	02/05/2018: A redisclosed LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).	02/05/2018: Audit reviewed the Lender Rebuttal, as well as the COC, and has determined that the appraisal value decreased with no negative affect to the loan. Condition rescinded.
1517023164	300723677	7243b31a-3c10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.93%; Years on Job Borrower has 9.42 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves

1517023164	300723677	b6f6120c-3c10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at 10%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
																	02/12/2018: The Final CD reflects a post close cure of $XX.XX, which is sufficient. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.93%; Years on Job Borrower has 9.42 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves

1517023302	300718868	b8f1964b-87f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	For salaried borrowers: Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated after the Note date however is prior to funding.	01/26/2018: uploading VVOE done before closing	01/26/2018: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 Years on Job Borrower has 16 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; Years in Primary Residence Borrower has resided in subject for 15.58 years

1517023302	300718868	51f074bf-87f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 16 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; Years in Primary Residence Borrower has resided in subject for 15.58 years

1517023367	300717535	bcb72950-6c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of 737 < 740 the minimum credit score required per lender guidelines.	02/07/2018: Per the Jumbo matrix and guidelines, the min FICO is 720. The borrowers' credit score is sufficient. Please rescind this condition. Thank you!	02/07/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.02/07/2018: Exception is pending review from client.
 Reserves are higher than guideline minimum Underwriting Guides require 6 months reserves, loan qualified with 82.90 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.35%; LTV is lower than guideline maximum Underwriting Guides require 80% LTV, loan qualified with 70.95% LTV

1517023367	300717535	fcb73da5-dc06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed.  According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.  The XXX letter in file does not verify the length and existence of the 2nd business for borrower #2. A  verification of the borrower’s business is required in order for the loan to be classified as a Qualified Mortgage.

02/09/2018: 1003 signed was actually the initial application. Final generated 1003 provided. Please review to see if this can be used to clear this condition. Even if the $XXXXX from the borrower's income, as listed in the original 1003, was used the DTI would be XX.X%.02/07/2018: Requesting for rescission review. Loan not qualified with income from borrower #2. All income from borrower 1, and we have a 2 year history at their current job. S/E information provided in order to show no losses.

02/09/2018: Audit reviewed revised Final 1003 with corrected income, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/07/2018: Audit reviewed all income related documentation, and has determined that the executed final 1003 reflects co-borrower income along with incorrect borrower income. The co-borrower income was removed, and the borrower income re-calculated  based on Employment Letter, income is deemed acceptable. Both co-borrower's businesses have positive income based on P&L/Balance Sheets provided within the loan file. Borrower's business has been dissolved via final XXXX K1, as well as XXXX P&L/Balance Sheets reflecting $0.00 for both. No further income documents are required. Loan meets QM. HOWEVER, provide an executed final 1003 with corrected income for both borrowers. (B1 F-1003 income is $XXXXX vs $XXXXX.XX actual income). Condition remains.

 Reserves are higher than guideline minimum Underwriting Guides require 6 months reserves, loan qualified with 82.90 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.35%; LTV is lower than guideline maximum Underwriting Guides require 80% LTV, loan qualified with 70.95% LTV

1517023367	300717535	a114ffdd-2cef-469c-b675-d6b6de4e7fde	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in Section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of “loan cost.” The table shall contain the items and amounts listed under four subheadings described in paragraph (f)(i) through (5).  Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Underwriting Guides require 6 months reserves, loan qualified with 82.90 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.35%; LTV is lower than guideline maximum Underwriting Guides require 80% LTV, loan qualified with 70.95% LTV

1517023567	300716380	935df5f8-50a1-42a4-8336-06e2cce9b76d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated business disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
1517024234	300719319	95a389e3-dd02-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 742; Years Self Employed Borrower has 12 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17 months reserves

1517024234	300719319	f94a6bd2-e605-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Document Prep, Title - Escrow-Email Docs/Wire, Title - Loan Tie-In, Title - Mobile Notary Fee (Travel - Not Notarized) and Title - Settlement Or Closing Fee on the final Closing Disclosure reflected the incorrect service provider.  Provide corrected CD and letter of explanation to the borrower.

A Post Close CD provided in the loan file reflects the correct service provider.  A letter to the borrower along with proof of delivery was also provided.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 742; Years Self Employed Borrower has 12 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17 months reserves

1517024708	300722028	df0f6bda-579b-462a-b049-460b6255c62a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report and flood certification fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and  flood cert in file. The credit report and flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
1517024942	300722806	f9237617-b20d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B is paid to the service provider as a reimbursement and should be paid as a reimbursement FBO by the lender. Provided corrected CD and LOE to the borrower.		02/09/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
1517024942	300722806	f22dbbf8-0824-4603-9952-42508b9b95c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report fee of $XXX with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.
																	02/09/2018: A RESPA Appraisal charge cure on the final CD. The loan will be graded a B for all agencies.
1517024942	300722806	184a1b7c-7f51-4cc5-a53f-65e6a86f48d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX,XXX.XX resulting in a variance of XX,XXX.XX.		02/09/2018: A RESPA a Transfer Tax charge cure on the final CD. The loan will be graded a B for all agencies.
1518000026	300722608	8137a7b5-9f11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Document is paid to the lender and should be in section A. Provide corrected CD and letter of explanation to the Borrower.		02/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 15 years on job

1518000026	300722608	c14ccf61-bb11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Affordable Housing Recording Fee in section H of the final Closing Disclosure is missing the word (Optional) if in section H or should be moved to section C of the CD.  Provided corrected CD and LOE to the borrower.
																	02/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Years on Job Borrower has 15 years on job

1518000241	300722845	049841f0-0314-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file(LE dated XX/XX/XXXX Flood Cert Fee for $X.XX).  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
172017774	300678822	bf44db95-07e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in §XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	12/18/2017: Non-material, loan will be rated a B for all agencies
172017774	300678822	638203b9-07e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/20/2017: CDA report provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
172029585	300709402	e1d09f19-b3f0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	698 < 720 minimum FICO required for cash out refinance primary home per the guidelines.		01/05/2018: Client approved exception XX/XX/XXXX @ X:XX XX. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.62%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  22.80 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  51.16%

172029585	300709402	fa53dc43-b4f0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement		01/05/2017: Received evidence of rate lock. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.62%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  22.80 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  51.16%

172036085	300719378	d0bf02b3-8900-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Guidelines required a VVOE within 10 business days prior to the note date.  The VVOE is missing for the borrower's previous employer to show 2 years continuous employment. Additional conditions may apply.
																01/26/2018: Employment verification
01/26/2018: Audit reviewed prior employment VOE documentation, and has determined that the Prior employment end date verifies no gap greater than 30 days between jobs. Documentation was dated PRIOR to consummation and is deemed acceptable. Appendix Q requirement for 2 years employment history was met. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	198f2fbf-5300-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves
X months < XX months required, per lender.  Assets verified  of $XXX,XXX.XX  minus cash to close of $XXX,XXX.XX - reserves of XX months $XX,XXX.XX = (XX,XXX.XX) for reserves which is not sufficient for the subject property.  Additional conditions may apply.
																01/26/2018: Reserves Documentation
01/26/2018: Audit reviewed ALL Asset documentation provided, and has determined that sufficient evidence was submitted to verify Reserve requirements. Total Assets are $XXX,XXX.XX minus $XXX,XXX.XX (CTC) minus $XX,XXX (EMD) minus $XX,XXX.XX (PITI $X,XXX.XXxXX) equals $XX,XXX.XX in remaining assets. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	013a043f-8a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing prior 2 years W2's and most recent pay stub to cover a 30 day period.  Additional conditions may apply.
																01/26/2018: Income documentation	01/26/2018: Audit reviewed prior two years W2s, as well as 1 month of paystubs, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	76c9f42f-8800-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is 2 months bank statements for the 2nd account, quarterly statements for the borrower's retirement accounts and the 2nd month for the 1st account listed on the final loan application and terms of conditions of withdrawal from 401K.  Additional conditions may apply.
																01/26/2018: Assets
01/26/2018: Audit reviewed ALL Bank Statements, Cash withdrawals and Retirement accounts, along with terms for said accounts, and has determined that the documentation submitted is deemed acceptable. Reserve requirements have been met. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	714d8b73-0d01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/26/2018: 1008	01/26/2018: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	0d853455-4700-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XXat XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
																	01/23/2017: The Final CD reflects a post close cure of $XX.XX, which is sufficient. Loan will be rated B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036085	300719378	b2a9ee96-4300-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		01/23/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761

172036330	300711308	fbbe7589-c7fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	2.70 mos < 9 mos required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of $XXX,XXX.XX = $X,XXX.XX for reserves which is not sufficient for the subject.	01/24/2018: 401k termsXX/XX/XXXX: The $X,XXX deposit was verified.
 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172036330	300711308	0c23038a-f2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the Note date.		This finding is deemed not material. Loan will be graded a B for all agencies.
 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172036330	300711308	208de7ae-c4fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The loan file is missing copies of the Social Security Award Letters and the most recent 2 years personal tax returns for borrowers 1 and 2.  The loan file is missing the most recent 2 years W-2 forms for borrower 3.  The loan file is missing pay stubs and a written verification of employment for borrower 4.  Per Appendix Q, Social Security Award letters, 2 years personal tax returns, W-2 forms, pay stubs, and a written verification of employment are required in order for the loan to be classified as a Qualified Mortgage.
																01/23/2018: Here's the W2. Tax returns are not needed.XX/XX/XXXX: see attached income docs
01/23/2018: Audit reviewed Borrower 3 2015 W2's, and has determined that the documentation submitted is deemed acceptable. Borrower's 1 & 2 (SSI income) Tax Transcripts were provided and meet Appendix Q requirements for 2 years employment history verification. All income documentation requirements have been met for all borrowers, as well as QM. Condition cleared. 01/22/2018: Audit reviewed all documentation submitted, and has determined that for B1 and B2 - evidence via Social Security Award letter was provided for 2017 and 2016 executed 1040 Tax Returns were provided, HOWEVER missing 2015 1040 Tax Returns; For B3 - the 2016 W2 was provided, HOWEVER missing 2015 W2; For B4 - paystub for 1 month income and YTD information was provided, as well as a WVOE dated within 30 days of consummation. Therefore, provide the following: MISSING B1 & B2 2015 executed 1040 Tax Returns; and MISSING B3 2015 W2's. Condition remains.

 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172036330	300711308	44ec0281-f2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing 2 months bank statements for borrower's checking and savings accounts and 2 months bank statements for co-borrower's retirement accounts listed on the final loan application.  Additional conditions may apply.
																01/24/2018: 401k terms01/22/2018: bank stmts
01/24/2018: Audit reviewed 401K terms, and has determined that the documentation submitted is deemed acceptable. Condition cleared.01/22/2018: Audit reviewed the Lender Rebuttal, and has determined that the Total verified assets (including 401K trailing document) are $XXX,XXX.XX minus $XX,XXX.XX (PITIx9) minus $XXX,XXX.XX (CTC) minus $X,XXX (EMD) minus $X.XX (REO) equals $XX,XXX.XX remaining assets. HOWEVER, Provide conditions under which the funds may be withdrawn or borrowed, accounts often feature significant penalties for early withdrawals, allow limited access or have vesting requirements. Condition remains.

 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172036330	300711308	7e3eef4f-f2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and  “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172036330	300711308	0e6e1ac4-5fb4-48cf-81c8-636ede534e80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is missing from the loan file. No Cure.	01/22/2018: LEs	01/22/2018: Audit reviewed initial LE, and has determined that the documentation was dated within 3 days of the Application date. Condition cleared.
 No Mortgage Lates Credit Report verifies 34 months payment history with no late payments reporting; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.45%; Years on Job Borrower 4 has 7 years on job.

172044426	300678810	e1588803-7cdf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of XX.XXX%. The actual DTI is XX.XX%. Client Overlay Exception, Client to review: XX.XX% DTI > XX.XXX% DTI maximum per client.	12/15/2017: Exception	12/15/2017: Audit acknowledges the client approved guideline exception for use of income on a recently purchased rental in the same locale as subject. Loan will be rated a B.			Reserves are higher than guideline minimum 49.2 months reserves.; Years on Job 8 years on job; FICO is higher than guideline minimum 776 FIC score is higher than required guidelines.
172047095	300712735	e9258026-b500-4146-a613-d26b953c2373	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE reflects an Attorney Review Fee of $X.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Attorney Review Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	1/26/18: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
172062524	300704066	7ddd1b1c-ef0d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Appendix Q, requires signed personal and business tax returns for self-employed borrowers. The tax returns in the file are not executed. Loan is considered non QM compliant, as proof that signed/dated return was in the lender’s possession at or before consummation, cannot be verified”.
																02/20/2018: Signed returnsXX/XX/XXXX: Tax return signature pages
02/20/2018: Audit reviewed executed XXXX XXXX Business Returns for entity listed on the Schedule E II (A/B), and has determined that the documentation submitted is deemed acceptable. Appendix Q requirements have been met. Condition cleared.02/14/2018: Audit reviewed all executed personal and business returns for XXXX/XXXX, and has determined that the entity listed on the Schedule E II (A/B) is missing executed XXXX/XXXX5 Business Returns. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #62 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 700; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 45.48%

172062524	300704066	c5b979a4-e3ee-44aa-ae16-8ce4688e34ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model used; same creditor refinance requires form H-9	02/21/2018: Attached
02/21/2018: Audit reviewed lender rebuttal, and has determined that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel for the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #62 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 700; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 45.48%

172062524	300704066	a65b6ecc-9022-4c2f-ba77-f6ebe93f44f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Credit Supplement Fee with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Supplement fee of XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
																	2/11/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.”
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #62 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 700; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 45.48%

172064444	300710827	472f5ef2-fbfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' or most recent quarterly statement for all assets, bank statements, investor portfolio statements, 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing October and November statements for #2 bank listed on the final application.
																	01/23/2018: Received October & November statements. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 20.89%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 790; Years on Job Borrower has 10 years on job

172064444	300710827	de23ea9b-f9fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 20.89%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 790; Years on Job Borrower has 10 years on job

172064444	300710827	a0fc49d8-f9fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Closing Protection Letter and Title - Lender's Title Insurance fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 20.89%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 790; Years on Job Borrower has 10 years on job

172064444	300710827	01384048-fafa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The $XXX fee in section H Other payable to the realty company of the final Closing Document is missing the fee description.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 20.89%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 790; Years on Job Borrower has 10 years on job

172069317	300703973	51b4c261-9de5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on final CD.
																	12/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies.
172074386	300711307	53a06c58-1cfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an appraisal fee of $X,XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	Sufficient refund of $XXX.XX was credited on the final CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines require FICO 720, loan qualifies with FICO of 768; No Mortgage Lates UW guidelines require 24 0x30 late with the most recent 53 months, loan qualfies with 74 0x30 reporting on the credit report. ; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.27%

172078056	300678815	bb1d68f0-2c05-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX/XXXX Balance Sheet for S-Corp Business reported on 1120S.. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																02/09/2018: balance sheet
02/09/2018: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years Self Employed Borrower has 33 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  33.60 months reserves

172078056	300678815	90ee2b4e-2d05-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided. The loan file is missing XXXX W2. The XXXX W2 provided does not belong to the borrower.	02/08/2018: W2	02/08/2018: Audit reviewed XXXX W-2, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years Self Employed Borrower has 33 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  33.60 months reserves

172078056	300678815	f41f9527-ae06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
																02/08/2018: final CD for escrow state
02/08/2018: Audit reviewed Post Funding CD with correct Disbursement date, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated Fitch B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years Self Employed Borrower has 33 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  33.60 months reserves

172078170	300678820	e51c9aec-72e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement in file.		12/28/2017: Received rate lock confirmation and corresponding loan estimate. Compliance testing complete. Condition cleared.
172078170	300678820	9f70b72f-33e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
172083647	300704027	23890d86-d0e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history	Co-borrower only has two open tradelines > 24 months. Guidelines require Minimum 3 open tradelines with at least 24 months history each. 2 tradelines must have activity in the past 12 months.	We have an approved exception for this.	01/03/2018: Audit acknowledges the client approved guideline exception for trade lines outside of guidelines. Loan will be rated a B.XX/XX/XXXX: Pending Client exception review
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.19%%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48.40 months reserves

172083647	300704027	42967b70-3cbc-4e19-9bde-032e22ded8a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount for taxes and  Insurance(NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.19%%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48.40 months reserves

172086173	300704065	a7bad72c-3705-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Missing evidence of inter-spousal deed from non-applicant spouse in a community property state.	02/06/2018: owner affidavit
02/06/2017: Audit reviewed the Lender Rebuttal, as well as the Owner's Affidavit and Agreement submitted, and has determined that said document states that the borrower holds legal title as my sole and separate property AND property is NOT borrowers homestead (primary residence). Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #13.94 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 59.16%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 788

172086173	300704065	d8eff245-3705-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception 2	Missing evidence of non-applicant spouse acknowledgement of security instrument in a community property state.	02/06/2018: owner affidavit
02/06/2017: Audit reviewed the Lender Rebuttal, as well as the Owner's Affidavit and Agreement submitted, and has determined that said document states that the borrower holds legal title as my sole and separate property AND property is NOT borrowers homestead (primary residence). Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #13.94 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 59.16%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 788

172086173	300704065	d84d9b7c-3805-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD reflects Title-Notary fee, Title-Settlement fee in Section B; The fees should be reflected in Section C as the provider is not reflected on the WLSP. Lender to provide evidence for placement of fees or provide corrected CD and letter of explanation to the borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #13.94 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 59.16%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 788

172086173	300704065	9c3ee194-ad1d-404e-80d4-5bc3e05f3d68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX and no Appraisal Review Fee with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XXX and Appraisal Review fee of $XXX resulting in a $XXX refund due for cure;
																	Lender provided cure at closing per final CD
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #13.94 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 59.16%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 788

172086173	300704065	31f9d301-3905-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated XX/XX/XXXX reflects Title and Recording fees of $XXXX.XX at XXX % in Section C with no resulting COC for any subsequent disclosures. The final CD reflects a Title and Recording fees in Section B of $XXXX resulting in a $XXX.XX refund due for cure.
																	The lender provided a refund per the closing CD
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #13.94 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 59.16%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 788

172087190	300704379	85f512e4-d2e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	Non-material per SFIG guidance, loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.40 months reserves; Years on Job Borrower on job for 8 years.

172087190	300704379	2ff2f9bb-d4e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX does not reflect a GA Residential Mortgage Act Per Fee with no resulting COC for any subsequent disclosures.  The Final CD reflects a GA Residential Mortgage Act Per Fee of $XX.XX for a variance/refund required of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	12/26/2017: Received explanation, air bill, copy of refund check and post consummation CD. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.40 months reserves; Years on Job Borrower on job for 8 years.

172087190	300704379	6dccf260-ad03-4ca2-a3ed-06aa956bbbc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report fee of $XXX.XX and there was no resulting COC for any subsequent disclosures.  The final Closing Disclosure reflects an Appraisal Report fee of $XXX.XX.  This fee in a X % tolerance section.  Lender tolerance cure of $XX.XX is required.
																	12/26/2017: Received explanation, air bill, copy of refund check and post consummation CD. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.40 months reserves; Years on Job Borrower on job for 8 years.

172088888	300709070	866a8ba3-a3f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	1/12/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
172088888	300709070	3ad6faff-a3f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	Client orders and uploads this, please ensure this is being reviewed	01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.01/16/2018: Pending CDA report from Client
172090888	300710730	56da3233-04f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid was not provided. Additional conditions may apply.	01/17/2018: departing statement	01/17/2018: Audit reviewed executed ALTA Settlement Statement for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.496%

172090888	300710730	ea182842-03f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.496%

172090888	300710730	eee41810-04f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.496%

172092362	300709642	d904c485-680f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Final Home Inspection Fee of $X.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Final Home Inspection fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/20/2018: XXXXXX Updated Check and proof of refund
02/20/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

172093185	300718902	8f770685-06fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum 37.84% DTI < 43% max per guidelines; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines; Reserves are higher than guideline minimum 32.60 months reserves > 12 required by guidelines

172093722	300709400	dcee4ce8-0e05-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing signed 4506-T
The Lender's guidelines require an executed 4506-T at application and/or at closing for the borrowers' personal returns and for each business the borrowers own.  The loan file contains an executed 4506-T for the borrowers' personal returns.  The 4506-Ts in file for the 3 businesses were not signed.
																02/06/2018: 4506Ts	02/06/2018: Audit reviewed e-signed 4506-T for borrowers 3 businesses, and has determined that the documentation was s-signed POST consummation. Loan will be rated a B.
 Reserves are higher than guideline minimum 66.40 months reserves > 12 months minimum; FICO is higher than guideline minimum 751 FICO > 720 minimum; Years Self Employed Borrower has been self employed for 19..92 years

172094047	300716432	531cc4a5-d42c-4af3-8317-1b8a58886cdd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XX and the Application date is XX/XX/XX.		01/12/2018: Received evidence Borrower was provided ECOA notice within 3 days of application date. Condition cleared.
172094047	300716432	a5f0659a-620a-4965-ab53-5abd6c6cd906	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The Initial LE is dated XXX/XX/XXXX and the application date is XX/XX/XXXX. Missing evidence of borrower receiving the initial LE within 3 business days of application. Tracking disclosure found in file, however missing verification of initial LE documentation.  No cure once CD is issued.
																	01/12/2018: Received evidence Borrower was provided with initial Loan Estimate and WLSP within 3 days of application date. Condition cleared.
172094047	300716432	5850eb0d-1b50-4d5a-97cf-8b42728ad97c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided at least 7 days prior to consummation
The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX Missing evidence of borrower receiving the initial LE within 3 business days of application. Tracking disclosure found in file, however missing verification of initial LE documentation.  No cure once CD is issued.
																	01/12/2018: Received evidence Borrower was provided with initial Loan Estimate at least 7 days prior to consummation. Condition cleared.
172096814	300723853	861c6ee5-7f0b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XX.  The loan amount if $XXX,XXX which leaves a shortage of hazard insurance coverage of $XX,XXX.  A cost estimator from the insurer was not provided.
																02/09/2018: hoi
02/09/2018: Audit reviewed the documentation submitted, and has determined that a Policy View prepared by the borrower's insurance agent reflects extended coverage of XX%. Coverage $XXX,XXX x XX% equals $XXX,XXX. Documentation from the insurance carrier does confirms the coverage amount over loan amount. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.37%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 760; Years on Job : Borrower has 17.90 years on job

172097169	300710824	ce478537-8cfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		01/23/2018: Received final settlement statement reflecting sale of departing residence. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 785

172097169	300710824	8188416d-8cfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Lender Fees and Application Fees reflected in section A of the final Closing Disclosure  should be itemized.  Section A Fee: 1026.38(f)(1):  Under the subheading Origination Charges and in the applicable columns as described in paragraph (f) of this section , an itemization of each amount paid for changes described in 10263.37(f)(1) the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment and the total of all such itemized amount that are designated borrower paid at or before closing.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 785

172097169	300710824	11807aa3-9dfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 785

172097169	300710824	6b7c538d-8cfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.  Cure provided per lender credit on final CD
																	Final/post consummation CD reflects sufficient tolerance cure. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 785

172097169	300710824	462be2c0-4200-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Added 1/23/2018:  Received final settlement from sale of departing residence.  It reflects a disbursement date of X/X/XXXX with funds wired to the closing agent for the purchase transaction.  The CD provided in the original loan file reflects a disbursement date of X/X/XXXX and does not reflect the wire was received.  Please provide revised CD and explanation letter.
																This is an escrow state. Final CD attached	01/24/2018: Received explanation letter, evidence of delivery, final settlement statement and revised closing disclosure. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 785

172104685	300716431	9ef7a973-eb0c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau.  Verification of Business A on Schedule E, Part II of the XXXXX tax returns.
																02/20/2018: business license XX/XX/XXXX: Business License attached XX/XX/XXXX: income XX/XX/XXXX: voe
02/20/2018: Audit reviewed Business License, and has determined that said document was dated PRIOR to consummation. Documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared.  02/16/2018: Audit reviewed Business License reflecting "on" date of XX/XX/XXXX, and has determined that QM does not allow post-closing reconciliation. Evidence of VOE was required to be obtained prior to consummation for 30 day gap verification, loan fails QM.  Condition remains.02/14/2018: Audit reviewed all documentation provided, and has determined that verification of Business A on Schedule E, Part II of the XXXX  tax returns is required. Business verification was provided for XXXX K1 business (p324). S Corporation, Self-employment, requires an independent verification from a third party using one of the following: XXX, Professional Organization or Regulatory Agency dated within 30 days of the note date. Condition remains.02/12/2018: Audit reviewed Self Employment verification via Internet website, and has determined that guidelines require the existence of the business or source of self-employment requires an independent verification from a third party using one of the following: XXX, Professional Organization or Regulatory Agency dated within 30 days of the note date. The internet website alone does not meet the lender guidelines. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765

172111056	300721050	6ef7c5dd-a906-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception
Client to Review - Loan approved under the Unison Program. File contains Unison Homebuyer Deed of Trust and Security Agreement, Memorandum of Unison Homebuyer Agreement, Unison Homebuyer Conditional Approval Package, Unison Homebuyer Proposed Financial Terms, Conditions of Approval, Important Information Notice and Total Unison Cost Estimate (TUCE), Notice and Acknowledgment Regarding Spouses, Partners and Co-Occupants Who Are Not Signatories To The Unison Homebuyer Agreement, Unsion Homebuyer Agreement - Estimate of Fees, Unison Asset Administration Fee Schedule and Unison Homebuyer Conditional Approval Package Acknowledgment Form.
																02/07/2018: Please confirm what is needed to clear this condition or if this is an internal condition.	02/07/2018: Audit reviewed the Lender Rebuttal, and has determined that finding is for information purposes, as directed to by the Investor. Condition cleared.
 Disposable Income is higher than guideline minimum UW Guides do not require disposable income; loan qualified with $X,XXX in disposable income; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

172111056	300721050	28bce928-ae5f-49de-9733-85d479959b91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	The Mortgage is missing from the file.	02/09/2018: 1st DOTXX/XX/XXXX: DOT attached
02/09/2018: Audit review of Deed of Trust documentation submitted is deemed acceptable. Condition cleared.  02/07/2018: Audit reviewed Deed of Trust for subordinate program, and has determined that the LENDER Mortgage for subject property is missing from the loan file. Provide the LENDER's Mortgage on the property. Condition remains.

 Disposable Income is higher than guideline minimum UW Guides do not require disposable income; loan qualified with $X,XXX in disposable income; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

172111056	300721050	cf5e555d-ed36-4066-8094-eab179d19ba0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided. File only contains an initial Closing Disclosure.	02/06/2018: Please find attached final CD.	02/06/2018: Audit reviewed executed FINAL Closing Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Disposable Income is higher than guideline minimum UW Guides do not require disposable income; loan qualified with $X,XXX in disposable income; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported

172111229	300724567	c0f094d2-0414-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Tax in section F of the final Closing Disclosure is missing the name of the entity accessing the tax. Provide corrected CD and LOE to the borrower.		02/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
172114851	300722849	75564d77-a711-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the Note date.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 77.70 months reserves; Years on Job Borrower has 8 years on job

172114851	300722849	d336b721-8811-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX % tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.
																	The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 77.70 months reserves; Years on Job Borrower has 8 years on job

182121215	300724565	1c4ffb72-6b0c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Condo Questionnaire and Insurance Certificate in section B of the final Closing Disclosure are missing the name of the actual service provider. Provided corrected CD and LOE to the borrower.		02/08/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
182121215	300724565	bb2efc4c-6c0c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity assessing the tax. Provide corrected CD and LOE to the borrower.		02/08/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
182121215	300724565	9dcf615b-6b0c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		02/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
2529862	300731397	5c297f08-9ba1-4f1c-960f-39958dcfbfdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charges for Survey in section C. Optional services are required to be disclosed in Section H, Other. Provide corrected CD and LOE to the borrower.		02/22/2018: A Post Close CD reflects the Survey fee in section H and LOE to borrower. The loan will be graded a B for all agencies.
2530512	300724608	9fac7d14-1917-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		02/16/18: Post Close CD reflects government entity assessing the tax. Loan will be graded a B for all agencies.
2530512	300724608	eefffce7-1817-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
2532393	300735299	ba5d149d-6817-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration	The hazard insurance effective date is after the note and disbursement date.
02/26/2018:  Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but on the disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 103 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739; Years on Job Borrower has 20 years on job

3078171192950C	300716436	b1c9e5fb-6f07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of Loan Flood Certificate was not provided.	02/07/2018: Flood Cert	02/07/2018: Audit reviewed Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	47844cca-8c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Verify Housing History
Guidelines required satisfactory housing payment history for 24 months.  17 months of payment history provided on the credit report for the borrower's invest property however; the VOR is missing from the loan file for the borrower's current residence.  Additional conditions may apply.
																02/07/2018: Housing history Exception	02/07/2018: Audit acknowledges the client approved guideline exception for payment history outside of guidelines. Loan will be rated a B.XX/XX/XXXX: Exception is pending review from client.
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	b790ed21-8d07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.	02/07/2018: Initial 4506T	02/07/2018: Audit reviewed e-signed 4506-T at Application, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	16ab16e0-48bd-41d7-9fd0-ae0bebbbf01a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	02/07/2018: ABA	02/07/2018: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	6038e6d5-7707-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that Credit Report fee is included in the origination of the loan.  Event 2
																	02/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	989443d4-8d07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		02/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	71e0cd21-8e07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Collateral Desktop Analysis Fee in section B is paid by the lender and belongs in section A. Provided corrected CD and LOE to the borrower.		02/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3078171192950C	300716436	ad07c127-7807-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		02/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum U/W Guides max CLTV 90%; Loan qualified at 75$ CLTV; FICO is higher than guideline minimum U/W Guides min FICO 740; loan qualified with a 790 FICO; Reserves are higher than guideline minimum U/W Guides require 6 months reserves, Loan qualified with 39.3 months

3080170988995C	300709962	7a568fdf-69f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		01/12/2018: Received executed closure request. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	427aa8b1-90f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
The current lease agreements for the subject apartments, unit X and X expired XX/XX/XX and XX/XX/XXXX respectively. Per appendix Q, evidence that the tenant listed on the agreements still occupies the property.  Additional conditions may apply.
																02/07/2018: Front & Back of Rent Check02/06/2018: copy of December rent check02/02/2018: Email, rent proof, 12 months rent01/24/2018: 12 months rent checks
02/07/2018: Audit reviewed documentation for tenant verification, and has determined that sufficient evidence via cancelled rent checks and payment sent printout for both units from December to validate same tenant as required per Appendix Q. Condition cleared. 02/06/2018: Audit reviewed documentation for tenant verification, and has determined that documentation submitted is enlarged (pgs 3 & 5) with corner of the check only visible. Page 4 is blank, unable to view the evidence to verify tenants. Loan fails QM. Condition remains.  02/02/2018: Audit reviewed documentation for tenant verification, and has determined that documentation was required to be obtained PRIOR to consummation. Loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.  01/24/2018: Audit reviewed verification of rents for month to month leases (units 2&3), and has determined that bank statements submitted PRIOR to consummation date, to verify as current, are deemed acceptable. HOWEVER, missing evidence that tenant is the same as tenant reflected on the month to month leases. Provide (current) cancelled rent checks (or evidence of tenants) for both units from XXXXXXXX XXXX (PRIOR to consummation) to validate same tenant showing on month-to-month/expired agreements as required per Appendix Q. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	a3b99d7f-6bf2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	0c169d59-6bf2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	1e5ea0ec-e181-4140-8a2c-f73581393d0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	3fd37245-6cf2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

3080170988995C	300709962	e9235001-6af2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/10/2018: A CDA provided reflecting a value of $XXXXXXX. which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV 65%, loan qualified with CLTV of 46.88%.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves.; Years on Job Borrower has 19 years on job.

400213613	300752932	99492355-982b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust with borrower(s) signatures was not provided.	03/20/2018: Deed of Trust	03/28/2018: Lender provided mortgage. Exception cleared.
400213613	300752932	d5ab85d1-8f2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of the Title for the subject property was not provided.	03/20/2018: Title	03/28/2018: Lender provided title. Exception cleared.
400213613	300752932	2d40d3ad-8f2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	03/20/2018: Appraisal, Final Inspection & related Appraisal Disclosures	03/28/2018: Lender provided appraisal. Exception cleared.
400213613	300752932	a98d8a63-982b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with extended coverage.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXXX.XX. A cost estimator from the insurer was not provided.
																04/04/2018: Replacement Cost Estimator	04/05/2018: Lender provided replacement cost estimator, exception cleared.
400213613	300752932	20dbd4a2-902b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	DU require a VVOE within 10 business days prior to the note date. The VVOE is missing.	03/20/2018: VVOE	03/28/2018: Lender provided VVOE. Exception cleared.
400213613	300752932	3569e452-902b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	The loan file is missing all income documentation.	03/20/2018: All Income Documentation	03/28/2018: Lender provided income documentation. Exception cleared.
400213613	300752932	ad8df2af-4ac3-41d2-8c40-7952c1d0e244	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not found in the file.		03/28/2018: Lender provided WLSP. Exception cleared.03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
400213613	300752932	2baa5dee-9839-42f7-9013-3cd9c14b0609	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	All Closing Disclosures issued to the borrower, except the CD dated XX/XX/XXXX, is missing from the loan file. Additional conditions may apply.	03/20/2018: All Closing Disclosures & Seller CD	03/28/2018: Lender provided closing disclosures and seller CD. Exception cleared.
400213613	300752932	5e9537a9-94b8-417a-a0c8-85b8335b6109	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	All Loan Estimates issued to the borrower are missing from the loan file. Additional conditions may apply.	03/20/2018: All Loan Estimates & Initial Disclosures	03/28/2018: Lender provided Loan Estimates. Exception cleared.
400213613	300752932	9678958a-8f2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		3/23 - CDA provided supporting appraised value
400213613	300752932	c47ff73b-982b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	The loan file is missing all asset documentation.	03/20/2018: All Asset Documentation	03/28/2018: Lender provided asset documentation. Exception cleared.
400213613	300752932	dd5d4152-a7b7-4cc7-84ed-4730ab1cb40c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/28/2018: Lender provided ABA. Exception cleared.03/19/2018: This finding is not material. Loan will be graded B for all agencies
400213613	300752932	e6d50262-2ec9-4170-a516-6b9384fa0419	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		03/28/2018: Lender provided FACTA notice. Exception cleared.03/19/2018: This finding is not material. Loan will be graded B for all agencies
400213613	300752932	e076a92f-992b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Missing initial Loan Estimate which contains the Appraisal Disclosure.		03/28/2018: Lender provided appraisal waiver. Exception cleared.03/19/2018: This finding is not material. Loan will be graded B for all agencies
400213613	300752932	fa27bb8b-912b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing income documentation, asset documentation and verification of employment within 10 days of close.	03/20/2018: Income & Assets	03/28/2018: Lender provided income and asset documentation. Exception cleared.
400213613	300752932	383352bb-c591-47fb-bf85-97152a9e607d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		03/28/2018: Lender provided Homeownership counseling disclosure. Exception cleared.03/19/2018: This finding is not material. Loan will be graded B for all agencies
600088339	300752904	7d02fb7f-f6ce-46ce-bae9-e0a25e62ede0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/20/2018: Exception is deemed non-material with a final rating of “2”
600088339	300752904	df1d9d94-9239-4920-874a-cb21bbd2a917	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		03/20/2018: Exception is deemed non-material with a final rating of “2”
600088339	300752904	081f5ac5-1662-46bc-bb14-a68b5d07135f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
Settlement statement and closing CD inconsistent in naming convention for notary/signing fee. Settlement statement indicates that the fee is a notary fee; however, the CD indicates that the fee is a signing fee.
																	Exception is deemed non-material with a final rating of “2”
600088339	300752904	fde76f4c-1155-4ccc-b31d-e3f3737fe184	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	03/20/2018: Exception is deemed non-material with a final rating of “2”
600088339	300752904	d014c173-445d-485f-aa0c-367445370b0f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XXX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

03/28/2018: Please provide the compliance report you are using to determine the finance charges are under-estimated 03/23/2018: The CD you are referring to is X/X/XX. The latest CD in the file is X/X/XX.

04/04/2018: Lender provided settlement statement confirming fee is a notary fee. Notary fee is not a pre-paid finance charge. Condition cleared.  03/30/2018: Lender responded asking for the compliance report used to determine the finance charges.  The calculation is $XXX,XXX.XX (Payment) + $XXXX.XX (included fees) - $XXXXXX Principal) = $XXXXXX.XX (total finance charge).  The fees included were Service charges of $XX.XX, courier of $XX, Settlement of $XXX, Loan origination of $XXXX, Underwriting fee of $XXX, Signing / Servicing fee of $XXX and Prepaid Interest of ($XX.XX).  Exception remains.  03/28/2018: Lender provided PC CD dated XX/XX/XXXX which shows loan is now underdisclosed by $XX.XX. Finding remains.

600088339	300752904	dcd70624-ba2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Lender Credit has changed from $X,XXX.XX to $XXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
																03/23/2018: Please see attachment.	03/28/2018: Lender provided COC for lender credit fee change. Finding cleared.
600088339	300752904	74e58b86-202c-4105-938d-00aac32a83fe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Refinance Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																	03/20/2018: Exception is deemed non-material with a final rating of “2”
600088339	300752904	0efeaa03-ba2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
600088919	300752901	cc4ffbad-722b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	File is missing the XXXX W-2 or WVOE with earnings for the prior employer.	03/29/2018: This is a high balance loan and we are not required to obtain this info for previous employment.
04/03/2018: DU requires income verified with pay stub, W2, or WVOE. Pay stub and WVOE obtained. Condition cleared. 03/30/2018: FNMA states the ”most recent” W-2 is defined as the W-2 for the calendar year prior to the current calendar year.  The application date was in XXXX so the XXXX W2 or equivalent should have been obtained.
																				Years in Field Borrower has 10 years in Field
600088919	300752901	0abf77f7-722b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
																03/28/2018: paid receipt by broker	03/29/2018: The receipt provided confirmed the broker received the exact amount invoiced, finding cleared.			Years in Field Borrower has 10 years in Field
600088919	300752901	55766cf6-a53c-42d7-98d0-90dca79137df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
600088919	300752901	59516f86-7852-4bc5-92b0-fe7fe63a958f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require H-8.	04/10/2018: RTC 03/21/2018: RTC is on the correct form. The borrower previously refi with XXXXXXXXX.
04/11/2018: Lender provided RTC form on correct form, rescission period re-opened, exception cleared.03/28/2018: RTC form provided is H-9 for same Lender refinance. CD does not show payoff to different company not XXXXXXXXX. Finding remains.
																				Years in Field Borrower has 10 years in Field
600088919	300752901	6c3eca48-772b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage as file is missing the XXXX W-2 or WVOE with earnings for the prior employer.	03/29/2018: This is a high balance loan and we are not required to obtain this info for previous employment.
04/03/2018: DU requires income verified with pay stub, W2, or WVOE. Pay stub and WVOE obtained. Condition cleared. 03/30/2018: FNMA states the ”most recent” W-2 is defined as the W-2 for the calendar year prior to the current calendar year.  The application date was in XXXX so the XXXX W2 or equivalent should have been obtained.
																				Years in Field Borrower has 10 years in Field
600088919	300752901	7c14fc8d-87f6-4e29-93fe-c5fd7b511237	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX.
04/05/2018: The 3rd party originator supplies an initial disclosure set as part of the point of sale process which is consumer-direct but not specific to any one lender. XXXXXXXXX acts as the primary originator/lender by way of accepting the application when it is submitted; thus triggering lender requirements. XXXXXXXXX meets all federal disclosure requirements with our full disclosure package within 3 days of application accepted between; borrower, broker and XXXXXXXXX. Please see proof of application accepted along with the required disclosure within 3 days of application accepted/proof of deliver to the borrower. 03/29/2018: LOE for application date. 03/21/2018: Loan application date is on X/XX/XXXX

04/13/2018: Lender's explanation is sufficient. Condition cleared. 04/06/2018: Lender provided a disclosure tracker along with a copy of the initial CD; however, the initial application in file is dated XX/XX/XXXX and the rate lock in the lenders name is dated XX/XX/XXXX. Provide verification of the lenders application date.  Exception remains.04/04/2018: Upon further review the Broker initial application date is XX/XX/XXXX. Initial LE in file is dated XX/XX/XXXX, Exception remains. 03/30/2018: Upon further review, Exception cleared. 03/28/2018: Initial application located in file shows application date of XX/XX/XXXX. Finding remains.
																				Years in Field Borrower has 10 years in Field
600088919	300752901	b5bb81ba-722b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within X business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
600088919	300752901	1ec77b6e-360b-4968-9c5f-d4c3ac5f86a0	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Additionally, a Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
600088919	300752901	fd4165a4-8201-4d83-bf6c-a3141ff2389e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Closing Costs Financed as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.
																	03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
600088919	300752901	1ddd0bd1-722b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.	The information in the Calculating Cash To Close section of the Loan Estimate dated XX/XX/XXXX does not indicate a Closing Costs Financed figure. The correct amount should be $X.XX.		03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
600088919	300752901	a1c8cb49-8228-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value			Years in Field Borrower has 10 years in Field
600091242	300752895	5bac4698-9f27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last year, with all applicable tax schedules.  Signed business returns not provided.
																04/09/2018: Please see attachment. 03/29/2018: this is a high balance loan and we have the 4506 results that validate the income on the tax returns. should not need the tax returns signed.
04/11/2018: Lender provided signed pages of business tax returns, exception cleared.03/30/2018: Lender responded that the tax returns do not need to be signed since the 4506 results validate the tax returns.  The AUS reflects signed business tax returns required.  The transcripts in the loan file are for personal tax returns not the business tax returns.  Provide signed business tax returns for business B, on Schedule E, all other business returns are signed.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 14.8 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Years Self Employed Borrower has 12 years Self Employed

600091242	300752895	9ea692df-e834-4738-87bf-7864e0084ea1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 14.8 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Years Self Employed Borrower has 12 years Self Employed

600091242	300752895	e62c1edf-9d27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal and Credit Report fees  in section B of the final Closing Disclosure dated are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 14.8 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Years Self Employed Borrower has 12 years Self Employed

704841	300133078	d434df54-fdf1-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.	03/25/2016: CDA
03/25/2016: A CDA report reflecting a value $XXX,XXX which is a XXX% variance was provided. Variance within acceptable tolerance. Condition Cleared.03/25/2016: A CDA report reflecting a value $XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.

760721	300647860	7a1ea714-5fec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Missing Right to Cancel	01/03/2018: RTC
01/04/2018:  Audit reviewed Lender's rebuttal and agrees.  Right to Cancel for Co-borrower was provided in the original loan file.  Condition cleared.01/03/2018: Audit reviewed the Lender Rebuttal, and has determined that the Right to Cancel on page 508 is for the Borrower and it deemed acceptable. However, the co-borrower's Right to Cancel is missing. Provide Right to Cancel for the Co-borrower. Condition remains.

760721	300647860	4765e29a-8050-4377-bf44-c548d2749108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  XXXX XXX(X) - within 60 days of discovery.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
																01/30/2018: PCCD01/19/2018: PCCD01/12/2018: client rebuttal
01/30/2018: Audit review of revised CD reflects credit in Section J, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided. Loan will be rated a Fitch B. 01/19/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided. HOWEVER, the revised CD does NOT include the $XXX credit, provide corrected CD. Condition remains. 01/12/2018: Audit reviewed the Lender Rebuttal, and has determined that the "Settlement Fee" appears on all LE's as such, as well as the CD's. If the transaction was not a true Settlement fee then said fee should have been listed under Section H accompanied "Optional". By listing fee in Section C, it implies the fee is required but giving the borrower an option to select. Condition remains.    01/04/2018:  Audit fees utilized in calculating finance charge:  Underwriting $XXX, Flood Cert $XX, Settlement $XXX, Discount points XXX.XX, Tax Service $XX, prepaid interest $XXXX.XX = $XXXX.XX.  Please provide evidence of par rate for further calculation.

760721	300647860	04a9541b-25aa-4f65-b40c-cf37b50ecc84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX  vs. actual $XXX,XXX.XX- an over disclosure of $XXX. Exception is deemed non-material with a final rating of a “B”.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
W1708101754	300728526	0d17074e-1902-426f-90bd-bc9815994fad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee (Xnd Appraisal) of $XXX, Appraisal Re-inspection Fee of $XXX and a Credit Report Fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX, (Xnd Appraisal) of $XXX, Appraisal Field Review Fee of $XXX, Appraisal Re-inspection Fee of $XXX and a Credit Report Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.
																02/13/2018: Cure of $XXX.XX issued at funding
02/13/2018: Audit compared the Final Settlement Statement and the Post Funding CD, and has determined that the Final Settlement Statement did reflected the tolerance cure issued at funding. Revised Post Funding CD and Notification of the error (i.e., the letter to borrower) was provided. Documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Years Self Employed Borrower has 13 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 45 months payment history with no late payments reported

W1708101754	300728526	8f301699-620b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure are paid to Other and missing the actual name of the government entity.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Years Self Employed Borrower has 13 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 45 months payment history with no late payments reported

W1708101754	300728526	08480f0f-620b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The homeowner's insurance premium and the property/county taxes in section F of the final Closing Document are missing the name of the service provider and the government entity.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Years Self Employed Borrower has 13 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 45 months payment history with no late payments reported

W1710103491	300664819	12e6dd0b-c2dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Mortgage statement in file reflects escrows for taxes and insurance on second home.   However, mortgage statement does not break down taxes and insurance individually.  Copy of property tax bill and insurance declaration page are required in order for loan to be classified as a Qualified Mortgage.
																Mortgage Statement for XXX Home DOES reflect that both Taxes and Insurance are Escrowed.	12/12/2017: Audit reviewed Lender's rebuttal and agrees. Mortgage statement in original loan file reflects escrow for taxes and insurance. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.97%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741

W1710103491	300664819	0b17c374-7fde-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Missing executed 2015 business returns by borrower for business reflected on final loan application. Signed return required in order for loan to be classified as a Qualified Mortgage.		12/29/2017: Received executed XXXX business return. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.97%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741

W1710103491	300664819	5864d6d6-84de-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Document Error
Final Closing Disclosure in file page 1 reflects incorrect "Disbursement" date.  Correct date should be same date as prepaid interest start dated reflected on page 2 of final closing disclosure.  Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.97%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741

W1710103491	300664819	570a995d-71e9-4d24-9a2c-88f686bb602e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.97%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741

W1710103491	300664819	e4484f76-84de-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file Section F/Prepaids missing name of provider for Homeowners Insurance Premium.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.54%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.97%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741

W1710103946	300709641	872426ef-be06-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the note date was not provided.	02/05/2018: Policy was active XX/XX/XXXX. Loan funded on XX/XX/XXXX.
02/05/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	9b15da00-1206-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing mortgage insurance certificate	Missing mortgage insurance certificate. Additional conditions may apply.	02/05/2018: There was no MI, the CD in file showing MI on page 1 is erroneous. This has been corrected on the PCCD.	02/05/2018: Audit reviewed Post Funding CD, and has determined that Mortgage Insurance is not required, therefore no certificate is needed. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	44e77429-f8d7-463a-aefe-f7b10d768c9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	Final CD reflects a MI charge of $XXX.XX per month in year 1. File documents indicate MI is under the LPMI program which does not require a payment. No BPMI monthly amount used in lender approval.
02/05/2018: There was no MI on this loan, the CD in file showing MI on page 1 is erroneous. This has been corrected on the PCCD. As per XXXXXXXX guidelines, Jumbo I product goes up to XX% LTV, without MI being required.

02/05/2018: Audit review of Post Funding CD with no indication of MI, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	74f500c8-1006-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	1f3e0da9-077b-4527-a715-2e4e3b9ad562	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $X,XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.

02/05/2018: The TOP, total of payments, on the PCCD is correct. $XXX,XXX.XX (Finance Charge) + $XXX,XXX,.XX (Amount Financed) + $XXX,XXX.XX (Loan Costs) + $XXX.XX (Prepaid Interest) = Calculated TOP of $X,XXX,XXX.XX. TOP on PCCD is $X,XXX,XXX.XX. Less than $X difference, within tolerance.

02/05/2018: Audit review of Post Funding CD with TOP over disclosed of $X.XX, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	6659de4d-8fd7-4042-ab77-613381aa2ebf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Date Range
Final CD does not match calculated values for Date Range. The columns should read Years 1-30, with corresponding principal, interest, MI and estimated escrow payments. Any time there is a possibility for a change in the payment or MI there must be a column to reflect the possibility, up to a maximum of 4 columns. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

02/05/2018: Audit review of Post Funding CD with corrected calculated values for Date Range, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710103946	300709641	d36e4f96-6b7f-4367-b135-082248775a43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Years on Job Borrower has 14 years on job

W1710104066	300716377	2c3ccbef-81f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Evidence of taxes and insurance for REO property SCH E Part 1 line B on the XXXX tax returns were not provided. Mortgage statement in file reflects taxes and/or insurance. Need evidence both taxes and insurance are included in escrow.
																	01/12/2018: Audit reviewed documentation provided and it is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 72.60 months reserves.; FICO is higher than guideline minimum UW guidelines require FICO 720, loan qaulifies with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.12%

W1710104066	300716377	b68824f2-713d-4a1a-859c-82e6caef44ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	On the final CD in the Estimated Taxes, Insurance & Assessment section, an HOA fee of $XX.XX was included that does not belong to the subject property but to one of the rental properties.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 72.60 months reserves.; FICO is higher than guideline minimum UW guidelines require FICO 720, loan qaulifies with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.12%

W1710104066	300716377	c25110d2-82f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 72.60 months reserves.; FICO is higher than guideline minimum UW guidelines require FICO 720, loan qaulifies with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.12%

W1711104191	300673425	7bdff929-6edf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	LTV exceeds guidelines
Lender guidelines requires a maximum LTV of XX% however the current LTV of the subject is XX.XX%. Audit used $XXX,XXX to calculate the LTV as per Lender's guidelines the recent purchase price must be used when the subject property  was purchased  < 12 months from the application date.
																	12/28/2017: Client acknowledges using the appraised value to calculate LTV. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum: Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualifed with 18.40 month; FICO is higher than guideline minimum: FICO is higher than guideline minimum UW guides require FICO of 720; DTI is lower than guideline maximum: DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.77%

W1711104191	300673425	40e49a6a-e5d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner’s Insurance Premium in section F of the final Closing Disclosure missing the name of the service provider.  The Property Taxes and County Property Tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum: Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualifed with 18.40 month; FICO is higher than guideline minimum: FICO is higher than guideline minimum UW guides require FICO of 720; DTI is lower than guideline maximum: DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.77%

W1711104376	300678838	8661c8b2-dade-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration	The hazard insurance policy effective date of XX/XX/XXXX is after the disbursement date of XX/XX/XXXX.
12/15/2017:  Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but on the disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualifed with 13.40 months; FICO is higher than guideline minimum UW guides require FICO of 720, loanquaifed with FICO of 748; No Mortgage Lates Credit report reflects 63 months of mortgage history with no lates

W1711104376	300678838	3596362d-dcde-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Section F Prepaids for homeowners and property taxes is missing the payee names.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualifed with 13.40 months; FICO is higher than guideline minimum UW guides require FICO of 720, loanquaifed with FICO of 748; No Mortgage Lates Credit report reflects 63 months of mortgage history with no lates

W1711104376	300678838	a82ea2ac-dbde-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The review appraisal is missing from the loan file.		12/12/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualifed with 13.40 months; FICO is higher than guideline minimum UW guides require FICO of 720, loanquaifed with FICO of 748; No Mortgage Lates Credit report reflects 63 months of mortgage history with no lates

W1711104604	300704070	42b0e1f7-87ec-4b4d-8993-a33447f1107d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX.  No Cure. Provide corrected CD, letter of explanation and proof of delivery.
																12/26/2017: Previous PCCD was incorrect and has been discarded before being sent out. The attached, revised PCCD has been created today and will be mailed out to the borrower.
12/26/2017:  Received change in circumstance and revised LE.  Received explanation letter, final settlement statement and post consummation closing disclosure.  Condition cleared.  Loan will be rated a B.12/26/2017:  Received explanation letter and post consummation closing disclosure correcting estimated escrows.  However, the closing and disbursement dates are prior to the note date, Title - Recording Services fee belongs in Section C not B, page 2 Section J is missing the breakdown of the tolerance cure, page 3 is missing the name of the lender that was paid and the loan estimate column on page 3 of $XXX,XXX does not match page 2 of the LE of $XXX,XXX.  Condition remains.

W1711104604	300704070	798e95d6-98e4-4414-a918-a24e002f247d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
W1711104696	300723841	1b9a3f53-eb11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Loan Amount >$2M missing required 2nd appraisal	The Lender's guidelines require 2 appraisals for loans > $X,XXX,XXX.XX. The second appraisal was not provided.	02/16/2018: Both Appraisals	02/16/2018: Audit reviewed 2nd Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves

W1711104696	300723841	c6dde29c-ea11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing YTD XXXX Balance Sheet for Business X on Statement X, Schedule E Page 2 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																02/16/2018:LOE on ownership of biz in question. .XXXXX% ownership, well under the 25% ownership threshhold that would require P&L/Bal Sheet. Please kindly waive this condition. Thank you
02/16/2018: Audit reviewed LOE with regards to Ownership as "various", and has determined that borrower states less than 25% ownership for entity listed as Business 1 on Statement 1, Schedule E Page 2 of 2016 tax return. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves

W1711104696	300723841	4073658f-c611-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business 1 on Statement X, Schedule E Page 2 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																02/16/2018:LOE on ownership of biz in question. .03307% ownership, well under the 25% ownership threshhold that would require P&L/Bal Sheet. Please kindly waive this condition. Thank you
02/16/2018: Audit reviewed LOE with regards to Ownership as "various", and has determined that borrower states less than 25% ownership for entity listed as Business 1 on Statement 1, Schedule E Page 2 of 2016 tax return. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves

W1711104696	300723841	b14d5563-773e-4470-b547-dc3639a6f9ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X/XXXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		2/14/2018: Non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves

W1711104696	300723841	73be24e4-e911-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		2/14/2018: Non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves

W1712105185	300729108	944de26c-9f15-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the co-borrower as required by lender's guidelines was not provided.		02/22/2018: Received evidence of permanent residency for co-borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	80b9c4f1-7416-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
The lender guidelines require a 4506-T to be processed and tax transcripts obtained for the most recent 2 years to validate against all tax returns used for qualifying and/or W-2 forms.  Evidence of the IRS tax transcripts are missing from the loan file.  Additional conditions may apply.
																02/23/2018: 4506-T	02/23/2018: Audit reviewed XXXX/XXXX 1040 Tax Transcripts, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	bfada8e5-7516-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The borrower's personal hazard insurance policy is effective after the Note date.		02/20/0218: The policy is effective XX/XX/XXXX and prior to funding. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	cf422f5c-7a16-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  The Co-Borrower's income documented with WVOE, pay stubs, tax returns and W-2's.  The loan file contains all income documentation; however the Written Verification of Employment obtained to verify the bonus income is expired and dated more than 30 days prior to application and more than 90 days to the Note date.
																Bonus income for CB is not needed to qualify	02/22/2018: Audit reviewed Lender's rebuttal and agrees. Bonus income is not required for qualifying. Recalculated DTI, without bonus, XX.XX%. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	72ed0a06-7716-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The Miscellaneous Seller Payout, HOA Dues and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the service providers.  Provided corrected CD and LOE to the Borrower.
																	02/20/0218: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	1e878a3b-3abd-4344-b717-44b3e1a153f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated reflects an appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/23/2018: $XX cure was issued at closing. See Final Settlement Statement and PCCD
02/23/2018: Audit reviewed Final Master Statement which matches Post Funding CD that includes cure, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	af26bc71-3c5a-4345-8541-db274abed4b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		02/20/0218: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	802a6d93-7716-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXX reflected Estimated Cash to Close of $XXXXXX vs. the final CD reflected Estimated Cash to Close of $XXXXXX. Provided corrected Cd and LOE to the borrower.		02/20/0218: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105185	300729108	48096257-a015-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowners insurance premium in section F of the final Closing disclosure is missing the name of the service provider and the Property Taxes are missing the name of the government entity accessing the tax.
																	02/20/0218: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

W1712105309	300716408	9966861b-ba08-4c29-ad9f-57682b3baae2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure in Section F is missing the government entity payee name for Property Taxes and the payee name for Homeowner’s Insurance. An updated CD, letter of explanation and proof of delivery must be issued.
																	02/02/2018: Received explanation letter, settlement statement and post consummation closing disclosure correcting Section F. Condition cleared. Loan will be rated a B.
W1712105369	300716375	e2d5744e-2901-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The funding CD is missing from the loan file.   The subject loan is in a dry funding state.  The final Alt A Settlement Statement reflects cash to close of $XXXXXX.XX vs. the final CD reflects cash to close of $XXXXXX.XX with a $XX.XX discrepancy.  Additional conditions may apply.
																01/30/2018: Final Settlement Statement and matching PCCD
01/30/2018: Audit compared the Final Settlement Statement and Post Funding CD, and has determined that Final Settlement Statement ($XXXXXX.XX - $XXX.XX = $XXXXXX.XX) and Post Funding CD ($XXXXXX.XX) reflect the same cash to close. Condition cleared.

 Years on Job Borrower has 5 years on job.; Reserves are higher than guideline minimum UW guideline requies 12 months reserves, loan qualified with 52.70 months reserves; DTI is lower than guideline maximum UW guideline maximum DTI of 43.00%, loan qualified with DTI of 22.18%

W1712105369	300716375	a4465851-e701-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXXXX vs. the final CD Estimated Cash to Close of $XXXXXX. Provide corrected CD and LOE to the borrower.		01/25/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 5 years on job.; Reserves are higher than guideline minimum UW guideline requies 12 months reserves, loan qualified with 52.70 months reserves; DTI is lower than guideline maximum UW guideline maximum DTI of 43.00%, loan qualified with DTI of 22.18%

W1712105369	300716375	b99eddb7-e601-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		01/25/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 5 years on job.; Reserves are higher than guideline minimum UW guideline requies 12 months reserves, loan qualified with 52.70 months reserves; DTI is lower than guideline maximum UW guideline maximum DTI of 43.00%, loan qualified with DTI of 22.18%

W1712105369	300716375	5ce69d0e-2a01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	The effective date of the hazard insurance policy is after the Note date.	01/30/2018: Funding and Disbursement Dates were XX/XX/XXXX, so hazard policy was effective at this time. See PCCD and Final Settlement Statement.
01/30/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Post Funding CD was submitted with correct Disbursement date of XX/XX/XXXX. Loan will be rated a B.01/25/2018:  the policy is XX/XX/XXXX and funding is XX/XX/XXXX - funding CD is not in file.

 Years on Job Borrower has 5 years on job.; Reserves are higher than guideline minimum UW guideline requies 12 months reserves, loan qualified with 52.70 months reserves; DTI is lower than guideline maximum UW guideline maximum DTI of 43.00%, loan qualified with DTI of 22.18%

W1712105369	300716375	475fb5bd-2b01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		01/25/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 5 years on job.; Reserves are higher than guideline minimum UW guideline requies 12 months reserves, loan qualified with 52.70 months reserves; DTI is lower than guideline maximum UW guideline maximum DTI of 43.00%, loan qualified with DTI of 22.18%

W1712105599	300719417	dd8335c0-1205-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing copy of title	Missing a copy of the title with the Lender and Borrower's names and insured amounts.
The Lender Closing Instructions fully executed by the licensed Closing Agent should suffice for this request. Borrower and Lender name are clearly notated. The Final Title Policy is generally not available for several weeks after the loan closing.
																	01/31/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.92%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 17 years Self Employed

W1712105599	300719417	09755ce4-1205-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing hazard insurance declaration	The Borrowers signed the Note and Mortgage under the Trust, the hazard insurance is as individuals.	It is standard for the hazard insurance policy to cover the borrowers as individuals. Borrowers signed the Note and DOT as BOTH individuals and trustees of the Trust.	01/31/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.92%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 17 years Self Employed

W1712105599	300719417	f76ce74d-1205-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets Verified Were Not Sufficient to Close
Assets/reserves are not sufficient; Guidelines require 9 months PITI for the subject and 6 months PITI for investments, the borrowers did not provide sufficient assets to cover the 6 months PITI for the investment properties.
																PCCD and Final Settlement Statement. Borrower only brought in $XXX. Assets are sufficient.
01/31/2018:  Received settlement statement, explanation letter and post consummation closing disclosure.  Cash to close is $XXX.XX.  Verified reserves are sufficient.  Condition cleared.1/31/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Verified assets $XXXXX.XX – subject reserves $XXXXX.XX – other REO reserves $XXXXX.XX – cash to close $XXXX.XX = shortage of $X.XX.  Pending Client exception review.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.92%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 17 years Self Employed

W1712105599	300719417	0f9e88ac-1205-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Trust Documentation	A copy of the signed Trust Agreement was not provided.	Trust Agreement is not required since Trust Assets were not used to qualify the borrowers. A fully executed and notarized trust cert should suffice for the requirement under CA law.	01/31/2018: Audit reviewed Lender's rebuttal and agrees. Notarized Certification of Trust provided in original loan file. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.92%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 17 years Self Employed

W1712105612	300722261	f26cec65-bb0a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Insufficient Credit Score - Credit score of 719 < 720 the minimum credit score required per lender guidelines.	02/07/2018: XXX approved the Exception	02/07/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.
DTI is lower than guideline maximum: UW guideline maximum DTI of 43.00%, loan qualified with DTI of 33.03%; No Mortgage Lates: UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum: Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualifed with 77.80 month

W1712105612	300722261	5df3eef9-93be-4c70-b9c4-64e53e5d2038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX does not reflect a Discount Fee with no resulting COC for any subsequent disclosures.  Final CD  reflects a Discount Fee of $XXXX.XX for a variance/refund required of ($XXXX.XX).  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/15/2018: Revised PCCD, check, letter, tracking02/09/2018: COC and PCCD
02/15/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a Fitch 'B'. 02/09/2018: Audit reviewed sufficient evidence for re-disclosure due to Discount fee via COC (borrower requested), Rate Lock Confirmation and LE (all dated same day), and has determined that the LE reflects a Discount fee of $XXXX, whereas the POST Funding CD reflects $XXXX.XX for a variance/refund of $X.XX (Section A has zero tolerance). Provide corrected CD with evidence of Refund to the Borrower, copy of cure check, letter of explanation and proof of delivery to the Borrower. Condition remains.

DTI is lower than guideline maximum: UW guideline maximum DTI of 43.00%, loan qualified with DTI of 33.03%; No Mortgage Lates: UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum: Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualifed with 77.80 month

W1712105612	300722261	38932d86-9200-41c5-ae30-8d495fb77576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure  does not list payee name for Homeowner's Insurance and Property taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum: UW guideline maximum DTI of 43.00%, loan qualified with DTI of 33.03%; No Mortgage Lates: UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum: Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualifed with 77.80 month

W1712105652	300722850	8341967e-b62c-4c12-b779-c03b1b685afa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																02/07/2018: Initial CD and Receipt Log
02/07/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

W1712105652	300722850	434ff69d-3408-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
W1712105652	300722850	74fee14e-4556-4465-b73a-57eb9d0b06b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure  does not list payee name for Homeowner's Insurance and Property taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
W1712105652	300722850	5d9e73ea-3408-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Natural hazard disclosure in section H of the funding CD is missing the payee entity name.		Non-material per SFIG guidance, loan will be graded a B for all agencies
W1712105805	300722338	38906f78-160c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Lease provided in the loan file is expired.  Provide evidence that the tenant listed on the agreement still occupies the property
																02/14/2018: Payment History showing same tenant
02/14/2018: Audit reviewed evidence of same tenant, as reflected on the month to month Lease, for rental property #B, and has determined that the borrowers bank statement and history of payments received are deemed acceptable. Tenant bank verification of account number was also provided PRIOR to consummation. Documentation submitted is deemed acceptable and meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 137 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 37.53%

W1712105805	300722338	3ab60d92-700b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #3 on the final application not provided.	02/14/2018: Tax Info	02/14/2018: Audit reviewed evidence of property taxes for property #3 on final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 137 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 37.53%

W1712105805	300722338	3dd94e2a-3a26-433d-827c-7c9a5e522a78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflects a 2nd Appraisal Report Fee with no resulting CoC for any subsequent disclosures. The CD reflects a 2nd Appraisal Report Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Lender credit provided on CD for tolerance cure.
																	The Post Closing CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 137 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 37.53%

W1712105805	300722338	838103b1-140c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The final Post Closing CD was not provided in the loan file.  The subject was funded in a dry funding state with the closing wire in file indicating a cash to close in the amount of $XXXXX.XX.  The Final settlement statement indicates a cash to close of $XXXXX.XX with refund to borrower of $XXXX.XX for total cash to close of $XXXXX.XX versus the Post Closing CD which reflects a cash to close in the amount of $XXXXX.XX for a discrepancy of $XXX.XX.  Provide copy of corresponding Post Closing CD and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.  Additional conditions may apply.
																02/14/2018: PCCD and Final Settlement Statement with figures matching
02/14/2018: Audit compared the Final Settlement Statement and Post Funding CD, and has determined that Final Settlement Statement and Post Closing CD reflect the same cash to close. Revised CD, Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 137 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 37.53%

W1712105805	300722338	6bbdb101-700b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowners Insurance and Property Taxes listed in section F of the final Closing Disclosure are missing the name of the service provider and does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 137 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 37.53%

W1712105864	300726338	e64c3f0d-6068-499f-94d3-1e4ae215b52a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material
W1712105864	300726338	ac7c75e3-7c38-4680-94bd-73fed66e27ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit report fee of $0 with no resulting CoC for any subsequent disclosures. The final CD dated reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																02/05/2018: PCCD and Final Settlement Statement. The $XX.XX was cured at funding.
02/05/2018: Audit reviewed Post Funding CD with cure reflected in Section J, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

W1712105864	300726338	e16d05ce-129f-4dc7-a30f-b54e0ea94e72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state ID and contact state license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
W1712105864	300726338	f6a70a55-8806-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure does not list payee name for Property Taxes & Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
W1801105907	300727802	f784a174-9c12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	The Loan originator name and/or NMLS reference number missing on the mortgage.		02/20/2018: Audit reviewed Lender's rebuttal and Mortgage. The NMLS for the loan officer and broker are provided. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783

W1801105907	300727802	4943cf81-9c12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	The Loan originator name and/or NMLS reference number missing on the Note.
Refer to page 3 of the Note. Please waive this condition as it is not valid. XXXXXXXXX XXXXXXX XXX is a Wholesale Lender and Third-Party Originator, therefore the Mortgage Broker's company name and LO's name will appear on the DOT and Note. XXXXXXXXX is the Lender, but we are not the originator
																	02/20/2018: Audit reviewed Lender's rebuttal and Note. The NMLS for the loan officer and broker are provided. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783

W1801105907	300727802	326e81c4-9212-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and Property Taxes in section F is missing the name of the government entity accessing the tax.  Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783

W1801105942	300722797	80e4c4ef-0e0d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp, County Tax Stamp, and State Tax Stamp in section E of the final Closing Disclosure are paid to Other and missing the actual name of the government entity.  Provided corrected CD and letter of explanation to the borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 509 months reserves

W1801105942	300722797	f3d8b5f2-0d0d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Courier/Express Mail/Messenger Fee of $XX and Title - Settlement/Closing/Escrow Fee of $XXX  are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for these title services. The Title - Courier/Express Mail/Messenger Fee and Title - Settlement/Closing/Escrow Fee should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 509 months reserves

W1801106107	300724606	db14d482-7912-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
																	Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.93%

W1801106107	300724606	70a536c8-ae90-4dca-ac59-b339c51becf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.93%

W1801106107	300724606	02f73834-501b-4fdd-9481-b7459f6821fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.93%

W1801106107	300724606	0f287d70-7a12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowners insurance in section F of the final Closing Disclosure is missing the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 18 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.93%

W1801106764	300735302	a6a459d6-d797-4fae-a0b1-53a3fa350688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
W1801106764	300735302	8bed62d7-bc11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Subject located in a dry funding state.  Settlement Statement in file reflects $XXXXXX.XX due from borrower at closing.  The final CD in file reflects $XXXXXX.XX due from borrower at closing, a variance of $XXX.XX.  Please provide corrected CD, proof of delivery and/or proof of refund to borrower.
																02/16/2018: PCCD and Final Settlement Statement
02/16/2018: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement and Post Closing CD reflect the same cash to close. Revised CD, Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be a 'B'.

W1801106764	300735302	d1917f80-bd11-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the service provider, and government entity assessing the tax.  Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.
W1801106767	300735418	ce151a2f-2118-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the front and back of a unexpired Permanent Resident Alien Card for the both borrowers' as required by lender's guidelines was not provided.		02/26/2018: Received evidence of residency for both borrowers. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 37.24%

W1801106767	300735418	cd8a4b56-2118-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 37.24%

W1801106767	300735418	26811486-2118-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure does not list the name of payee.The Natural Hazard Disclosure listed in section H of the final Closing Disclosure does not list the name of the payee.Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 37.24%

1218002467	300735440	e8d232b8-3e18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	LE datedX/XX/XXXX which is after Initial CD dated X/XX/XXXX.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines require a FICO of 740. loan qualifies with a FICO of 762; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 193 months reserves. ; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 99 0x30 reporting on the credit report.